NATIONWIDE

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2013

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Equity and Income Fund - Class A (VKEIA)
26,827 shares (cost $237,411)	$246,543
Growth and Income Fund - Class A (VKGIA)
52,802 shares (cost $923,735)	1,105,665
Invesco Mid Cap Growth Fund - Class A (VKGA)
24,580 shares (cost $578,529)	688,718
Aberdeen Small Cap Fund - Class A (PRSCA)
77,961 shares (cost $1,021,514)	1,270,766
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
70,989 shares (cost $731,349)	751,068
U.S. Equity Fund - Institutional Service Class (ADUES)
133,360 shares (cost $1,154,920)	1,420,286
American Century International Growth Fund - Class A (TCIGA)
8,577 shares (cost $78,475)	99,322
American Century International Growth Fund - Investor Class (TCIGR)
51,224 shares (cost $474,141)	590,105
Growth Fund - Investor Class (TCG)
208,107 shares (cost $4,474,932)	5,593,915
Income & Growth Fund - Class A (ACIGA)
56,628 shares (cost $1,594,917)	1,544,825
Income & Growth Fund - Investor Class (IGF)
90,074 shares (cost $2,489,928)	2,459,018
Short-Term Government Fund - Investor Class (BSTG)
210,950 shares (cost $2,050,398)	2,048,328
Ultra(R) Fund - Investor Class (TCUL)
228,625 shares (cost $5,819,971)	5,953,401
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
226,317 shares (cost $932,503)	964,112
Appreciation Fund, Inc. (DAF)
62,925 shares (cost $2,449,649)	2,764,277
Balanced Opportunity Fund - Class Z (DPBOZ)
42,738 shares (cost $689,250)	766,722
Dreyfus S&P 500 Index Fund (DSPI)
243,742 shares (cost $8,689,890)	9,362,122
Intermediate Term Income Fund - Class A (DPITIA)
107,090 shares (cost $1,357,881)	1,514,256
Opportunistic Small Cap Fund (DROSC)
736 shares (cost $18,417)	20,188
Third Century Fund, Inc. - Class Z (DTC)
47,794 shares (cost $409,538)	526,206
Bond Fund - Class F Shares (FBDF)
228,369 shares (cost $2,024,967)	2,212,897
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2,702 shares (cost $46,026)	52,072
High Yield Trust (FHYT)
491,631 shares (cost $2,956,258)	3,126,771
Intermediate Corporate Bond Fund - Service Shares (FIIF)
61,681 shares (cost $622,474)	636,547
Advisor Balanced Fund - Class A (FABA)
8,197 shares (cost $123,458)	135,167
Advisor Balanced Fund - Class T (FAB)
75,719 shares (cost $1,179,360)	1,259,214
Advisor Equity Growth Fund - Class A (FAEGA)
9,877 shares (cost $499,153)	607,253

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Advisor Equity Income Fund - Class A (FAEIA)
71,592 shares (cost $1,741,756)	1,832,048
Advisor Equity Income Fund - Class T (FAEI)
67,049 shares (cost $1,757,177)	1,742,591
Advisor Growth Opportunities Fund - Class A (FAGOA)
11,291 shares (cost $329,083)	467,340
Advisor Growth Opportunities Fund - Class T (FAGO)
46,763 shares (cost $1,650,962)	1,944,388
Advisor High Income Advantage Fund - Class T (FAHY)
67,738 shares (cost $629,666)	702,447
Advisor Overseas Fund - Class A (FAOA)
363 shares (cost $7,135)	6,351
Asset Manager 50% (FAM)
100,436 shares (cost $1,541,389)	1,652,167
Balance Sheet Investment Fund - Class A (FRBSI)
44,213 shares (cost $1,934,524)	1,861,823
Foreign Fund - Class A (TFF)
168,425 shares (cost $847,474)	1,157,080
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
191,865 shares (cost $4,366,091)	4,280,498
Small-Mid Cap Growth Fund - Class A (FSCG)
28,155 shares (cost $887,261)	955,293
Real Estate Fund - Class A (AREA)
40,689 shares (cost $928,619)	993,621
Small Cap Growth Fund - Investor Class (ASCGI)
11,448 shares (cost $314,885)	353,975
Janus Balanced Fund - Class S (JBS)
46,791 shares (cost $1,166,352)	1,226,855
Class T (JF)
106,117 shares (cost $2,452,864)	3,390,427
Janus Overseas Fund - Class S (JOS)
7,870 shares (cost $351,693)	267,829
Janus Twenty Fund - Class T (JTF)
224,736 shares (cost $11,386,684)	13,947,138
Janus Worldwide Fund - Class T (JWF)
39,191 shares (cost $1,479,869)	1,851,794
Janus Worldwide Fund - Class S (JWS)
4,779 shares (cost $168,205)	229,330
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
162,626 shares (cost $1,890,215)	2,101,123
MFS Strategic Income Fund - Class A (MSI)
226,475 shares (cost $1,429,700)	1,564,943
Bond Fund - Institutional Service Class (NBF)
140,822 shares (cost $1,348,706)	1,436,386
Bond Index Fund - Class A (NBIXA)
35,587 shares (cost $411,037)	418,503
Fund - Class A (NFA)
70,086 shares (cost $1,012,588)	1,078,627
Nationwide Fund - Institutional Service Class (NF)
149,474 shares (cost $1,877,360)	2,267,526
Government Bond Fund - Institutional Service Class (NGBF)
362,820 shares (cost $3,893,044)	3,791,468
Nationwide Growth Fund - Institutional Class (NGF)
33,140 shares (cost $204,929)	326,757
International Index Fund - Class A (NIIXA)
765 shares (cost $5,921)	5,494
Investor Destinations Aggressive Fund - Service Class (IDAS)
158,083 shares (cost $1,233,216)	1,436,977
Investor Destinations Conservative Fund - Service Class (IDCS)
86,411 shares (cost $867,240)	896,082
Investor Destinations Moderate Fund - Service Class (IDMS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

485,124 shares (cost $4,670,911)	4,826,983
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
351,858 shares (cost $3,071,354)	3,405,983
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
129,881 shares (cost $1,212,393)	1,350,765
Mid Cap Market Index Fund - Class A (NMCIXA)
51,402 shares (cost $616,459)	753,045
Money Market Fund - Prime Shares (MMF)
8,658,787 shares (cost $8,658,787)	8,658,787
Money Market Fund - Service Class (MMFR)
3,942,002 shares (cost $3,942,002)	3,942,002
Nationwide Growth Fund - Class A (NGFA)
48,149 shares (cost $396,431)	460,785
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
127,214 shares (cost $1,108,745)	1,270,864
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
38,274 shares (cost $394,691)	398,053
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
209,392 shares (cost $2,167,455)	2,357,756
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
253,329 shares (cost $2,396,568)	2,827,146
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
83,140 shares (cost $840,810)	913,704
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
11,943 shares (cost $113,351)	119,906
S&P 500 Index Fund - Service Class (NIXR)
219,863 shares (cost $2,069,318)	2,572,401
Small Cap Index Fund - Class A (NSCIXA)
41,443 shares (cost $381,456)	495,239
Templeton NVIT International Value Fund - Class III (NVTIV3)
8,926 shares (cost $107,625)	108,983
Genesis Fund - Trust Class (NBGST)
165,354 shares (cost $7,488,517)	8,380,147
Guardian Fund - Investor Class (NBGF)
88,451 shares (cost $1,342,383)	1,368,338
Guardian Fund - Trust Class (NBGT)
14,219 shares (cost $183,676)	169,494
Large Cap Value Fund: Investor Class (PF)
93,699 shares (cost $2,496,536)	2,632,948
Large Cap Value Fund: Trust Class (NBPT)
7,917 shares (cost $174,109)	170,613
Short Duration Bond Fund - Investor Class (NLMB)
89,610 shares (cost $708,343)	719,566
Socially Responsive Fund - Trust Class (NBSRT)
55,046 shares (cost $836,830)	1,016,149
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
19,416 shares (cost $750,793)	939,359
Oppenheimer Global Fund - Class A (OGF)
64,419 shares (cost $3,715,694)	4,155,013
Global Strategic Income Fund - Class A (OSI)
476,249 shares (cost $2,033,219)	2,076,447
PIMCO Total Return Fund - Class A (PMTRA)
279,074 shares (cost $3,133,691)	3,136,792
VP International Fund - Class IV (ACVI4)
161,843 shares (cost $1,331,132)	1,443,638
Capital & Income Fund (FCI)
45,368 shares (cost $358,040)	431,000
Equity-Income Fund (FEI)
111,707 shares (cost $5,579,275)	5,256,922
High Income Portfolio - Initial Class (FHIP)
3,403 shares (cost $19,091)	19,770
Magellan Fund (FMG)
84,308 shares (cost $7,402,791)	6,177,260

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Puritan Fund (FPR)
260,629 shares (cost $4,825,359)	5,058,808
VIP Overseas Portfolio - Service Class 2 R (FO2R)
97,685 shares (cost $1,403,325)	1,543,427
Templeton Foreign Securities Fund - Class 3 (TIF3)
179,139 shares (cost $2,228,967)	2,565,269
Global Securities Fund/VA - Class 4 (OVGS4)
145,812 shares (cost $3,961,911)	4,712,637
Voyager Fund - Class A (PVF)
9,279 shares (cost $205,173)	204,511
Dynamics Fund - Investor Class (IDF)
146,975 shares (cost $3,046,419)	3,399,543
Putnam International Equity Fund - Class A (PUIGA)
217 shares (cost $4,889)	4,175
Virtus Balanced Fund - Class A (PBF)
66,488 shares (cost $898,776)	984,019
Advisors Small Cap Fund - Class A (WRASCA)
44,346 shares (cost $643,804)	638,144
Advantage Common Stock Fund - Investor Class (SCS)
112,397 shares (cost $2,064,702)	2,347,966
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
4,117 shares (cost $125,331)	152,774
Advantage Growth Fund - Investor Class (SGR)
24,234 shares (cost $806,677)	963,525
Advantage - Large Cap Core - Investor Class (WFLCCI)
4,342 shares (cost $34,533)	42,207
Advantage Large Cap Growth Fund - Investor Class (STR)
48,881 shares (cost $1,306,206)	1,659,518
Equity Value Fund - Administrative Class (WFEVAD)
48,310 shares (cost $572,932)	660,879

Total Investments	$199,399,905

Accounts Receivable-High-Yield Opportunities Fund - Institutional Class (DWHYOI)	1,628
Accounts Receivable-Advisor Overseas Fund - Class A (FAOA)	11

Other Accounts Payable	(690)

$199,400,854

Contract Owners’ Equity:
Accumulation units	199,399,653
Contracts in payout (annuitization) period (note 1f)	1,201

Total Contract Owners’ Equity (note 5)	$199,400,854

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA
Reinvested dividends	$2,940,604	4,023	19,055	-	-	8,267	15,240	1,372
Mortality and expense risk charges (note 2)	(2,550,238)	(2,177)	(14,154)	(8,559)	(17,597)	(9,730)	(19,220)	(1,099)

Net investment income (loss)	390,366	1,846	4,901	(8,559)	(17,597)	(1,463)	(3,980)	273

Realized gain (loss) on investments	279,153	(18)	(71,131)	68,253	(12,943)	10,546	44,666	3,374
Change in unrealized gain (loss) on investments	20,575,074	16,143	227,547	15,751	190,490	15,778	164,878	14,082

Net gain (loss) on investments	20,854,227	16,125	156,416	84,004	177,547	26,324	209,544	17,456

Reinvested capital gains	1,766,527	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,011,120	17,971	161,317	75,445	159,950	24,861	205,564	17,729

Investment Activity:	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF
Reinvested dividends	$10,416	49,349	28,185	53,622	6,643	30,081	62,451	46,427
Mortality and expense risk charges (note 2)	(7,621)	(74,168)	(17,955)	(33,883)	(24,996)	(80,357)	(10,950)	(35,707)

Net investment income (loss)	2,795	(24,819)	10,230	19,739	(18,353)	(50,276)	51,501	10,720

Realized gain (loss) on investments	29,688	354,092	(36,249)	(95,073)	7,475	(111,580)	5,248	47,246
Change in unrealized gain (loss) on investments	77,143	165,201	208,632	394,582	(19,733)	908,674	64,253	185,136

Net gain (loss) on investments	106,831	519,293	172,383	299,509	(12,258)	797,094	69,501	232,382

Reinvested capital gains	-	174,388	-	-	11,619	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$109,626	668,862	182,613	319,248	(18,992)	746,818	121,002	243,102

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT
Reinvested dividends	$9,259	167,976	37,307	-	3,696	94,783	2,893	176,941
Mortality and expense risk charges (note 2)	(9,747)	(123,673)	(20,970)	(178)	(7,193)	(25,088)	(1,254)	(33,568)

Net investment income (loss)	(488)	44,303	16,337	(178)	(3,497)	69,695	1,639	143,373

Realized gain (loss) on investments	(19,500)	179,486	49,214	529	38,411	19,368	13,012	69,991
Change in unrealized gain (loss) on investments	106,022	874,586	9,950	1,435	18,222	69,646	(2,695)	198,261

Net gain (loss) on investments	86,522	1,054,072	59,164	1,964	56,633	89,014	10,317	268,252

Reinvested capital gains	-	129,864	14,106	-	1,005	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$86,034	1,228,239	89,607	1,786	54,141	158,709	11,956	411,625

Investment Activity:	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO
Reinvested dividends	$25,847	2,130	13,647	-	46,315	38,643	-	-
Mortality and expense risk charges (note 2)	(7,756)	(2,015)	(14,722)	(8,403)	(23,642)	(22,385)	(5,435)	(25,877)

Net investment income (loss)	18,091	115	(1,075)	(8,403)	22,673	16,258	(5,435)	(25,877)

Realized gain (loss) on investments	11,222	(5,081)	1,134	4,572	(104,636)	(48,336)	6,992	50,933
Change in unrealized gain (loss) on investments	20,527	23,508	109,270	90,135	349,395	270,370	58,288	274,591

Net gain (loss) on investments	31,749	18,427	110,404	94,707	244,759	222,034	65,280	325,524

Reinvested capital gains	-	-	-	-	2,134	1,952	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$49,840	18,542	109,329	86,304	269,566	240,244	59,845	299,647

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA
Reinvested dividends	$31,506	89	25,971	27,260	24,602	80,952	-	4,231
Mortality and expense risk charges (note 2)	(8,249)	(59)	(21,448)	(23,735)	(13,964)	(54,407)	(11,988)	(13,208)

Net investment income (loss)	23,257	30	4,523	3,525	10,638	26,545	(11,988)	(8,977)

Realized gain (loss) on investments	(6,059)	(196)	(7,120)	(294,957)	(111,364)	(199,976)	(26,991)	37,380
Change in unrealized gain (loss) on investments	71,204	1,210	150,317	467,245	272,676	717,395	43,565	46,860

Net gain (loss) on investments	65,145	1,014	143,197	172,288	161,312	517,419	16,574	84,240

Reinvested capital gains	8,478	15	1,501	89,478	-	-	88,911	78,992

Net increase (decrease) in contract owners’ equity resulting from operations	$96,880	1,059	149,221	265,291	171,950	543,964	93,497	154,255

Investment Activity:	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC
Reinvested dividends	$-	26,968	20,458	7,875	97,797	18,200	1,576	-
Mortality and expense risk charges (note 2)	(4,647)	(14,105)	(44,563)	(3,876)	(183,968)	(23,623)	(2,675)	(27,050)

Net investment income (loss)	(4,647)	12,863	(24,105)	3,999	(86,171)	(5,423)	(1,099)	(27,050)

Realized gain (loss) on investments	84,992	52,192	130,589	(55,682)	927,894	9,174	5,997	(23,226)
Change in unrealized gain (loss) on investments	(19,057)	33,740	415,309	72,704	1,728,832	303,982	29,554	264,029

Net gain (loss) on investments	65,935	85,932	545,898	17,022	2,656,726	313,156	35,551	240,803

Reinvested capital gains	29,157	34,369	-	-	-	-	-	52,642

Net increase (decrease) in contract owners’ equity resulting from operations	$90,445	133,164	521,793	21,021	2,570,555	307,733	34,452	266,395

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA
Reinvested dividends	$66,852	50,121	10,264	13,068	33,591	71,404	2,023	148
Mortality and expense risk charges (note 2)	(18,739)	(18,601)	(5,528)	(14,504)	(31,435)	(44,491)	(4,558)	(65)

Net investment income (loss)	48,113	31,520	4,736	(1,436)	2,156	26,913	(2,535)	83

Realized gain (loss) on investments	4,533	9,867	1,774	450	(156,117)	(8,790)	34,751	(323)
Change in unrealized gain (loss) on investments	72,921	38,371	45	135,379	462,253	(34,051)	12,213	1,130

Net gain (loss) on investments	77,454	48,238	1,819	135,829	306,136	(42,841)	46,964	807

Reinvested capital gains	-	15,740	3,487	-	-	94,623	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$125,567	95,498	10,042	134,393	308,292	78,695	44,429	890

Investment Activity:	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR
Reinvested dividends	$25,676	17,543	86,362	62,287	25,012	6,758	-	-
Mortality and expense risk charges (note 2)	(18,085)	(11,721)	(60,627)	(42,343)	(16,537)	(9,610)	(109,955)	(49,237)

Net investment income (loss)	7,591	5,822	25,735	19,944	8,475	(2,852)	(109,955)	(49,237)

Realized gain (loss) on investments	(76,783)	19,743	(57,282)	(210,689)	(1,445)	(19,940)	-	-
Change in unrealized gain (loss) on investments	238,752	(2,506)	456,100	570,111	64,920	115,553	-	-

Net gain (loss) on investments	161,969	17,237	398,818	359,422	63,475	95,613	-	-

Reinvested capital gains	15,389	15,359	22,135	21,540	18,689	29,991	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$184,949	38,418	446,688	400,906	90,639	122,752	(109,955)	(49,237)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR
Reinvested dividends	$1,463	18,971	7,030	38,246	45,184	15,378	424	40,736
Mortality and expense risk charges (note 2)	(5,751)	(15,517)	(4,708)	(33,741)	(36,366)	(11,760)	(1,381)	(31,554)

Net investment income (loss)	(4,288)	3,454	2,322	4,505	8,818	3,618	(957)	9,182

Realized gain (loss) on investments	12,019	89,499	917	181,809	(135,443)	32,967	(3,113)	(23,826)
Change in unrealized gain (loss) on investments	39,575	72,758	4,921	26,431	447,622	12,639	17,190	311,103

Net gain (loss) on investments	51,594	162,257	5,838	208,240	312,179	45,606	14,077	287,277

Reinvested capital gains	-	-	4,983	-	-	3,688	-	22,395

Net increase (decrease) in contract owners’ equity resulting from operations	$47,306	165,711	13,143	212,745	320,997	52,912	13,120	318,854

Investment Activity:	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB
Reinvested dividends	$6,961	2,472	17,348	17,035	2,500	34,458	2,147	13,710
Mortality and expense risk charges (note 2)	(6,524)	(1,097)	(109,145)	(18,751)	(1,932)	(35,963)	(2,144)	(8,782)

Net investment income (loss)	437	1,375	(91,797)	(1,716)	568	(1,505)	3	4,928

Realized gain (loss) on investments	7,504	(2,576)	79,546	(3,355)	242	(47,429)	(12,395)	(18,380)
Change in unrealized gain (loss) on investments	46,852	14,935	383,950	118,670	10,996	442,388	37,193	32,719

Net gain (loss) on investments	54,356	12,359	463,496	115,315	11,238	394,959	24,798	14,339

Reinvested capital gains	17,633	1,461	338,710	37,704	5,996	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$72,426	15,195	710,409	151,303	17,802	393,454	24,801	19,267

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI
Reinvested dividends	$8,915	5,837	40,424	87,554	120,971	10,123	23,239	149,109
Mortality and expense risk charges (note 2)	(12,696)	(12,215)	(52,454)	(16,686)	(38,918)	(18,125)	(5,475)	(67,855)

Net investment income (loss)	(3,781)	(6,378)	(12,030)	70,868	82,053	(8,002)	17,764	81,254

Realized gain (loss) on investments	(593)	2,837	57,012	21,743	25,636	(119,642)	11,137	(125,100)
Change in unrealized gain (loss) on investments	103,238	135,853	662,728	86,333	85,073	384,208	27,076	786,371

Net gain (loss) on investments	102,645	138,690	719,740	108,076	110,709	264,566	38,213	661,271

Reinvested capital gains	-	-	6,697	-	72,494	-	2,162	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98,864	132,312	714,407	178,944	265,256	256,564	58,139	742,525

Investment Activity:	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	IDF
Reinvested dividends	$1,118	85,246	94,196	24,408	71,705	83,498	2,374	33,021
Mortality and expense risk charges (note 2)	(267)	(82,411)	(67,534)	(18,207)	(30,512)	(57,571)	(2,395)	(45,597)

Net investment income (loss)	851	2,835	26,662	6,201	41,193	25,927	(21)	(12,576)

Realized gain (loss) on investments	(135)	(389,471)	34,176	(125,460)	(157,887)	(208,394)	7,002	193,701
Change in unrealized gain (loss) on investments	2,052	1,324,018	433,737	368,030	482,433	1,028,403	20,209	229,448

Net gain (loss) on investments	1,917	934,547	467,913	242,570	324,546	820,009	27,211	423,149

Reinvested capital gains	-	1,768	93,415	4,791	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,768	939,150	587,990	253,562	365,739	845,936	27,190	410,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PUIGA	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR
Reinvested dividends	$40	12,641	-	-	-	-	309	-
Mortality and expense risk charges (note 2)	(54)	(12,322)	(7,689)	(29,630)	(1,959)	(12,479)	(1,063)	(22,036)

Net investment income (loss)	(14)	319	(7,689)	(29,630)	(1,959)	(12,479)	(754)	(22,036)

Realized gain (loss) on investments	(11)	(1,779)	41,836	31,657	13,547	165,555	19,587	60,598
Change in unrealized gain (loss) on investments	722	88,719	28,449	207,448	13,980	(14,047)	(3,623)	124,362

Net gain (loss) on investments	711	86,940	70,285	239,105	27,527	151,508	15,964	184,960

Reinvested capital gains	-	-	32,406	149,596	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$697	87,259	95,002	359,071	25,568	139,029	15,210	162,924

Investment Activity:	WFEVAD	OCHI
Reinvested dividends	$10,143	18,508
Mortality and expense risk charges (note 2)	(8,800)	(2,492)

Net investment income (loss)	1,343	16,016

Realized gain (loss) on investments	18,574	(28,260)
Change in unrealized gain (loss) on investments	63,952	55,136

Net gain (loss) on investments	82,526	26,876

Reinvested capital gains	15,064	-

Net increase (decrease) in contract owners’ equity resulting from operations	$98,933	42,892

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		VKEIA		VKGIA		VKGA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$390,366	218,316	1,846	649	4,901	2,388	(8,559)	(10,031)
Realized gain (loss) on investments	279,153	(1,015,721)	(18)	(337)	(71,131)	(52,831)	68,253	30,058
Change in unrealized gain (loss) on investments	20,575,074	(9,512,337)	16,143	(7,012)	227,547	10,483	15,751	(166,934)
Reinvested capital gains	1,766,527	3,578,755	-	-	-	-	-	57,244

Net increase (decrease) in contract owners’ equity resulting from operations	23,011,120	(6,730,987)	17,971	(6,700)	161,317	(39,960)	75,445	(89,663)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,484,322	11,488,576	7,987	577	42,963	64,949	8,546	11,471
Transfers between funds	-	-	132,874	101,853	(54,269)	(99,492)	(18,981)	50,825
Redemptions (note 3)	(29,725,893)	(34,450,113)	(5,261)	(2,749)	(398,008)	(309,264)	(135,641)	(104,852)
Annuity benefits	(280)	(280)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(182,728)	(201,796)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(34,979)	(66,493)	-	-	(437)	(973)	(291)	(370)
Adjustments to maintain reserves	(3,231)	(3,896)	(3)	(4)	(41)	(79)	(34)	(49)

Net equity transactions	(19,462,789)	(23,234,002)	135,597	99,677	(409,792)	(344,859)	(146,401)	(42,975)

Net change in contract owners’ equity	3,548,331	(29,964,989)	153,568	92,977	(248,475)	(384,819)	(70,956)	(132,638)
Contract owners’ equity beginning of period	195,852,523	225,817,512	92,977	-	1,354,117	1,738,936	759,645	892,283

Contract owners’ equity end of period	$199,400,854	195,852,523	246,545	92,977	1,105,642	1,354,117	688,689	759,645

CHANGES IN UNITS:
Beginning units	11,451,764	12,465,191	9,998	-	86,270	107,293	37,463	39,537
Units purchased	1,880,679	2,779,569	14,429	10,302	5,405	7,900	1,978	7,565
Units redeemed	(3,069,203)	(3,792,996)	(621)	(304)	(29,249)	(28,923)	(8,702)	(9,639)

Ending units	10,263,240	11,451,764	23,806	9,998	62,426	86,270	30,739	37,463

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PRSCA		ADGFIS		ADUES		TCIGA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,597)	(15,246)	(1,463)	15,073	(3,980)	(1,122)	273	(455)
Realized gain (loss) on investments	(12,943)	(159,732)	10,546	24,665	44,666	1,492	3,374	764
Change in unrealized gain (loss) on investments	190,490	60,098	15,778	(18,477)	164,878	100,488	14,082	(14,463)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,950	(114,880)	24,861	21,261	205,564	100,858	17,729	(14,154)

Equity transactions:
Purchase payments received from contract owners (note 3)	49,173	67,511	88,381	42,034	46,409	8,954	-	-
Transfers between funds	(51,539)	(108,572)	(43,815)	(65,647)	(79,644)	1,374,079	-	-
Redemptions (note 3)	(243,530)	(327,612)	(93,101)	(105,752)	(210,633)	(23,113)	(12,761)	(1,343)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,327)	(1,570)	(839)	(909)	(1,779)	(336)	-	-
Contingent deferred sales charges (note 2)	(30)	(60)	-	(4)	(59)	-	(3)	-
Adjustments to maintain reserves	(30)	(33)	(19)	(5)	(14)	(4)	(10)	(14)

Net equity transactions	(247,283)	(370,336)	(49,393)	(130,283)	(245,720)	1,359,580	(12,774)	(1,357)

Net change in contract owners’ equity	(87,333)	(485,216)	(24,532)	(109,022)	(40,156)	1,460,438	4,955	(15,511)
Contract owners’ equity beginning of period	1,358,086	1,843,302	775,593	884,615	1,460,438	-	94,360	109,871

Contract owners’ equity end of period	$1,270,753	1,358,086	751,061	775,593	1,420,282	1,460,438	99,315	94,360

CHANGES IN UNITS:
Beginning units	65,597	81,745	69,098	80,749	136,054	-	12,184	12,326
Units purchased	2,858	16,676	10,971	21,537	3,997	138,254	-	-
Units redeemed	(13,797)	(32,824)	(15,308)	(33,188)	(24,826)	(2,200)	(1,518)	(142)

Ending units	54,658	65,597	64,761	69,098	115,225	136,054	10,666	12,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TCIGR		TCG		ACIGA		IGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,795	(497)	(24,819)	(48,536)	10,230	2,238	19,739	7,080
Realized gain (loss) on investments	29,688	43,110	354,092	209,226	(36,249)	(58,319)	(95,073)	(118,959)
Change in unrealized gain (loss) on investments	77,143	(134,431)	165,201	(474,120)	208,632	78,809	394,582	160,980
Reinvested capital gains	-	-	174,388	193,728	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	109,626	(91,818)	668,862	(119,702)	182,613	22,728	319,248	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	202,939	249,939	39,673	63,847	118,011	133,803
Transfers between funds	(11,292)	(10,285)	(117,249)	(31,259)	46,493	(100,112)	(71,934)	(82,219)
Redemptions (note 3)	(101,585)	(115,380)	(676,969)	(557,048)	(148,452)	(97,876)	(443,410)	(397,636)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(907)	(1,049)	(5,956)	(6,363)	-	-	(4,326)	(4,655)
Contingent deferred sales charges (note 2)	-	(7)	(440)	(538)	(413)	(123)	(167)	(143)
Adjustments to maintain reserves	7	(13)	(71)	(2,368)	(47)	(63)	1	(23)

Net equity transactions	(113,777)	(126,734)	(597,746)	(347,637)	(62,746)	(134,327)	(401,825)	(350,873)

Net change in contract owners’ equity	(4,151)	(218,552)	71,116	(467,339)	119,867	(111,599)	(82,577)	(301,772)
Contract owners’ equity beginning of period	594,261	812,813	5,522,792	5,990,131	1,424,932	1,536,531	2,541,597	2,843,369

Contract owners’ equity end of period	$590,110	594,261	5,593,908	5,522,792	1,544,799	1,424,932	2,459,020	2,541,597

CHANGES IN UNITS:
Beginning units	26,185	31,164	171,700	173,962	156,001	170,813	134,955	153,519
Units purchased	-	-	10,678	21,476	11,028	9,410	12,029	11,566
Units redeemed	(4,567)	(4,979)	(37,543)	(23,738)	(17,117)	(24,222)	(31,464)	(30,130)

Ending units	21,618	26,185	144,835	171,700	149,912	156,001	115,520	134,955

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	BSTG		TCUL		DWHYOI		DAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(18,353)	(9,709)	(50,276)	(81,386)	51,501	55,797	10,720	5,210
Realized gain (loss) on investments	7,475	16,904	(111,580)	(145,626)	5,248	47,417	47,246	17,753
Change in unrealized gain (loss) on investments	(19,733)	(15,585)	908,674	236,171	64,253	(102,254)	185,136	149,628
Reinvested capital gains	11,619	14,248	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,992)	5,858	746,818	9,159	121,002	960	243,102	172,591

Equity transactions:
Purchase payments received from contract owners (note 3)	93,881	124,212	185,131	212,130	80,055	48,490	160,655	137,835
Transfers between funds	39,278	(29,001)	(145,591)	(20,357)	199,702	(56,965)	(12,209)	237,177
Redemptions (note 3)	(187,674)	(318,239)	(832,190)	(833,712)	(108,485)	(60,690)	(413,153)	(403,464)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,573)	(1,731)	(7,758)	(8,513)	(924)	(893)	(1,953)	(1,971)
Contingent deferred sales charges (note 2)	(40)	(626)	(170)	(623)	(74)	(5)	(176)	(1,417)
Adjustments to maintain reserves	41	15	(68)	(17)	5	14	(50)	(81)

Net equity transactions	(56,087)	(225,370)	(800,646)	(651,092)	170,279	(70,049)	(266,886)	(31,921)

Net change in contract owners’ equity	(75,079)	(219,512)	(53,828)	(641,933)	291,281	(69,089)	(23,784)	140,670
Contract owners’ equity beginning of period	2,123,419	2,342,931	6,007,201	6,649,134	674,459	743,548	2,788,053	2,647,383

Contract owners’ equity end of period	$2,048,340	2,123,419	5,953,373	6,007,201	965,740	674,459	2,764,269	2,788,053

CHANGES IN UNITS:
Beginning units	110,359	118,333	376,005	421,165	43,302	48,155	221,462	224,836
Units purchased	18,673	36,706	14,443	17,209	22,347	28,354	33,645	47,335
Units redeemed	(20,634)	(44,680)	(62,242)	(62,369)	(12,284)	(33,207)	(53,363)	(50,709)

Ending units	108,398	110,359	328,206	376,005	53,365	43,302	201,744	221,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DPBOZ		DSPI		DPITIA		DROSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(488)	194	44,303	20,171	16,337	24,745	(178)	(4)
Realized gain (loss) on investments	(19,500)	(49,541)	179,486	159,867	49,214	20,372	529	-
Change in unrealized gain (loss) on investments	106,022	29,302	874,586	(188,251)	9,950	42,132	1,435	336
Reinvested capital gains	-	-	129,864	57,477	14,106	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	86,034	(20,045)	1,228,239	49,264	89,607	87,249	1,786	332

Equity transactions:
Purchase payments received from contract owners (note 3)	36,711	38,317	535,107	521,750	91,484	69,002	-	-
Transfers between funds	21,813	(64,598)	(513,098)	(242,092)	152,581	71,785	11,584	7,543
Redemptions (note 3)	(138,261)	(189,225)	(1,028,422)	(1,024,507)	(357,061)	(230,731)	(1,055)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(744)	(911)	(13,055)	(14,371)	(1,468)	(1,806)	-	-
Contingent deferred sales charges (note 2)	(61)	(47)	(362)	(877)	(599)	(495)	-	-
Adjustments to maintain reserves	(48)	(12)	(13)	-	(70)	99	(2)	(2)

Net equity transactions	(80,590)	(216,476)	(1,019,843)	(760,097)	(115,133)	(92,146)	10,527	7,541

Net change in contract owners’ equity	5,444	(236,521)	208,396	(710,833)	(25,526)	(4,897)	12,313	7,873
Contract owners’ equity beginning of period	761,263	997,784	9,153,730	9,864,563	1,539,777	1,544,674	7,873	-

Contract owners’ equity end of period	$766,707	761,263	9,362,126	9,153,730	1,514,251	1,539,777	20,186	7,873

CHANGES IN UNITS:
Beginning units	73,716	93,691	308,314	333,365	126,265	134,162	735	-
Units purchased	6,122	3,693	20,102	36,435	24,371	15,208	1,136	735
Units redeemed	(13,551)	(23,668)	(51,685)	(61,486)	(33,258)	(23,105)	(291)	-

Ending units	66,287	73,716	276,731	308,314	117,378	126,265	1,580	735

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DTC		FBDF		FEQIF		FHYT
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,497)	(3,635)	69,695	72,297	1,639	1,606	143,373	159,836
Realized gain (loss) on investments	38,411	42,666	19,368	24,707	13,012	(3,066)	69,991	91,683
Change in unrealized gain (loss) on investments	18,222	(39,140)	69,646	(15,656)	(2,695)	7,195	198,261	(233,710)
Reinvested capital gains	1,005	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	54,141	(109)	158,709	81,348	11,956	5,735	411,625	17,809

Equity transactions:
Purchase payments received from contract owners (note 3)	12,610	15,328	140,669	113,828	7,700	6,829	158,363	186,286
Transfers between funds	(7,672)	3,579	403,995	(236)	(56,061)	(2,117)	769,317	(144,694)
Redemptions (note 3)	(63,632)	(123,992)	(226,003)	(484,484)	(24,190)	(10,768)	(535,046)	(915,237)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(689)	(735)	(1,937)	(1,900)	-	-	(1,288)	(1,309)
Contingent deferred sales charges (note 2)	-	(61)	(230)	(398)	-	-	(1,686)	(329)
Adjustments to maintain reserves	(3)	(37)	18	(38)	(15)	1	(245)	(131)

Net equity transactions	(59,386)	(105,918)	316,512	(373,228)	(72,566)	(6,055)	389,415	(875,414)

Net change in contract owners’ equity	(5,245)	(106,027)	475,221	(291,880)	(60,610)	(320)	801,040	(857,605)
Contract owners’ equity beginning of period	531,455	637,482	1,737,713	2,029,593	112,671	112,991	2,325,698	3,183,303

Contract owners’ equity end of period	$526,210	531,455	2,212,934	1,737,713	52,061	112,671	3,126,738	2,325,698

CHANGES IN UNITS:
Beginning units	31,777	39,481	84,745	103,684	11,965	12,695	137,795	190,156
Units purchased	3,683	1,270	29,647	17,543	2,434	752	80,476	70,790
Units redeemed	(5,312)	(8,974)	(14,974)	(36,482)	(9,381)	(1,482)	(60,692)	(123,151)

Ending units	30,148	31,777	99,418	84,745	5,018	11,965	157,579	137,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FIIF		FABA		FAB		FAEGA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$18,091	24,475	115	676	(1,075)	216	(8,403)	(8,938)
Realized gain (loss) on investments	11,222	19,591	(5,081)	(4,023)	1,134	(5,300)	4,572	(257)
Change in unrealized gain (loss) on investments	20,527	(35,985)	23,508	4,043	109,270	4,571	90,135	2,833
Reinvested capital gains	-	7,128	-	-	-	-	-	1,355

Net increase (decrease) in contract owners’ equity resulting from operations	49,840	15,209	18,542	696	109,329	(513)	86,304	(5,007)

Equity transactions:
Purchase payments received from contract owners (note 3)	15,899	13,962	2,800	6,725	76,593	26,667	28,468	48,762
Transfers between funds	25,573	(58,036)	30	(15,136)	139,682	(48,987)	(26,070)	(35,521)
Redemptions (note 3)	(102,796)	(185,196)	(88,876)	(59,794)	(86,930)	(41,411)	(152,681)	(70,990)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,071)	(1,064)	-	-
Contingent deferred sales charges (note 2)	(155)	(1,427)	(108)	(269)	(26)	(38)	(244)	(610)
Adjustments to maintain reserves	(8)	(54)	(11)	(37)	(10)	(23)	(30)	(16)

Net equity transactions	(61,487)	(230,751)	(86,165)	(68,511)	128,238	(64,856)	(150,557)	(58,375)

Net change in contract owners’ equity	(11,647)	(215,542)	(67,623)	(67,815)	237,567	(65,369)	(64,253)	(63,382)
Contract owners’ equity beginning of period	648,172	863,714	202,783	270,598	1,021,638	1,087,007	671,499	734,881

Contract owners’ equity end of period	$636,525	648,172	135,160	202,783	1,259,205	1,021,638	607,246	671,499

CHANGES IN UNITS:
Beginning units	41,523	56,098	17,211	23,021	59,697	63,448	95,472	103,042
Units purchased	8,068	8,149	230	555	11,584	1,830	4,907	8,725
Units redeemed	(11,726)	(22,724)	(7,050)	(6,365)	(4,780)	(5,581)	(23,882)	(16,295)

Ending units	37,865	41,523	10,391	17,211	66,501	59,697	76,497	95,472

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAEIA		FAEI		FAGOA		FAGO
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,673	16,567	16,258	8,089	(5,435)	(4,984)	(25,877)	(24,758)
Realized gain (loss) on investments	(104,636)	(126,526)	(48,336)	(72,981)	6,992	(10,891)	50,933	50,611
Change in unrealized gain (loss) on investments	349,395	101,308	270,370	52,092	58,288	18,589	274,591	(14,582)
Reinvested capital gains	2,134	-	1,952	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	269,566	(8,651)	240,244	(12,800)	59,845	2,714	299,647	11,271

Equity transactions:
Purchase payments received from contract owners (note 3)	69,702	108,298	93,693	100,728	13,803	14,917	140,253	155,126
Transfers between funds	(64,987)	(62,966)	(36,615)	(28,773)	62,868	(13,784)	22,361	74,391
Redemptions (note 3)	(338,284)	(406,515)	(187,566)	(248,053)	(18,356)	(52,761)	(288,848)	(367,847)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(2,558)	(2,911)	-	-	(3,571)	(3,874)
Contingent deferred sales charges (note 2)	(319)	(938)	(57)	(307)	(60)	(192)	(412)	(147)
Adjustments to maintain reserves	(25)	(36)	(9)	(30)	(15)	(24)	(9)	(25)

Net equity transactions	(333,913)	(362,157)	(133,112)	(179,346)	58,240	(51,844)	(130,226)	(142,376)

Net change in contract owners’ equity	(64,347)	(370,808)	107,132	(192,146)	118,085	(49,130)	169,421	(131,105)
Contract owners’ equity beginning of period	1,896,404	2,267,212	1,635,451	1,827,597	349,256	398,386	1,774,960	1,906,065

Contract owners’ equity end of period	$1,832,057	1,896,404	1,742,583	1,635,451	467,341	349,256	1,944,381	1,774,960

CHANGES IN UNITS:
Beginning units	150,911	178,554	82,492	91,181	44,584	51,072	127,085	137,050
Units purchased	7,748	12,502	7,568	9,312	13,482	5,959	12,937	20,989
Units redeemed	(31,774)	(40,145)	(13,672)	(18,001)	(7,505)	(12,447)	(21,223)	(30,954)

Ending units	126,885	150,911	76,388	82,492	50,561	44,584	118,799	127,085

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FAHY		FAOA		FAM		FRBSI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$23,257	32,335	30	23	4,523	7,966	3,525	(16,287)
Realized gain (loss) on investments	(6,059)	(9,465)	(196)	(7)	(7,120)	(8,535)	(294,957)	(313,642)
Change in unrealized gain (loss) on investments	71,204	(32,621)	1,210	(1,414)	150,317	(34,358)	467,245	(82,866)
Reinvested capital gains	8,478	-	15	-	1,501	2,534	89,478	236,422

Net increase (decrease) in contract owners’ equity resulting from operations	96,880	(9,751)	1,059	(1,398)	149,221	(32,393)	265,291	(176,373)

Equity transactions:
Purchase payments received from contract owners (note 3)	2	55	-	-	103,564	99,692	70,402	120,893
Transfers between funds	61,357	18	-	-	123,106	52,802	(257,746)	(112,653)
Redemptions (note 3)	(56,290)	(90,822)	(772)	-	(328,078)	(249,093)	(258,259)	(461,010)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(835)	(1,011)	-	-	(2,672)	(2,876)	-	-
Contingent deferred sales charges (note 2)	-	-	(3)	-	(9)	(269)	(692)	(1,114)
Adjustments to maintain reserves	(30)	34	(9)	(10)	(13)	1	(71)	(62)

Net equity transactions	4,204	(91,726)	(784)	(10)	(104,102)	(99,743)	(446,366)	(453,946)

Net change in contract owners’ equity	101,084	(101,477)	275	(1,408)	45,119	(132,136)	(181,075)	(630,319)
Contract owners’ equity beginning of period	601,339	702,816	6,087	7,495	1,607,050	1,739,186	2,042,848	2,673,167

Contract owners’ equity end of period	$702,423	601,339	6,362	6,087	1,652,169	1,607,050	1,861,773	2,042,848

CHANGES IN UNITS:
Beginning units	25,766	29,851	678	678	67,768	71,921	109,046	131,609
Units purchased	3,129	6	-	-	9,965	9,219	5,052	10,240
Units redeemed	(2,614)	(4,091)	(86)	-	(14,348)	(13,372)	(26,867)	(32,803)

Ending units	26,281	25,766	592	678	63,385	67,768	87,231	109,046

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TFF		TMSF		FSCG		AREA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$10,638	12,112	26,545	37,601	(11,988)	(12,951)	(8,977)	(2,448)
Realized gain (loss) on investments	(111,364)	(339,729)	(199,976)	(209,951)	(26,991)	(3,571)	37,380	(4,575)
Change in unrealized gain (loss) on investments	272,676	157,507	717,395	46,372	43,565	(92,703)	46,860	18,142
Reinvested capital gains	-	-	-	-	88,911	46,486	78,992	-

Net increase (decrease) in contract owners’ equity resulting from operations	171,950	(170,110)	543,964	(125,978)	93,497	(62,739)	154,255	11,119

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	234,002	296,455	36,189	23,398	28,097	15,846
Transfers between funds	(11,131)	(101,902)	(188,339)	(211,602)	(22,125)	18,536	(132,127)	1,193,414
Redemptions (note 3)	(82,178)	(280,051)	(667,106)	(952,047)	(154,421)	(147,352)	(231,495)	(43,241)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,470)	(1,811)	(2,893)	(3,323)	-	-	-	-
Contingent deferred sales charges (note 2)	(3)	(77)	(612)	(1,667)	(244)	(34)	(1,991)	(207)
Adjustments to maintain reserves	(51)	(11)	(46)	(36)	(49)	(59)	(47)	(11)

Net equity transactions	(94,833)	(383,852)	(624,994)	(872,220)	(140,650)	(105,511)	(337,563)	1,165,801

Net change in contract owners’ equity	77,117	(553,962)	(81,030)	(998,198)	(47,153)	(168,250)	(183,308)	1,176,920
Contract owners’ equity beginning of period	1,079,973	1,633,935	4,361,527	5,359,725	1,002,423	1,170,673	1,176,920	-

Contract owners’ equity end of period	$1,157,090	1,079,973	4,280,497	4,361,527	955,270	1,002,423	993,612	1,176,920

CHANGES IN UNITS:
Beginning units	54,681	71,757	273,575	326,468	115,534	126,663	120,617	-
Units purchased	-	-	18,671	26,797	4,998	10,503	30,574	130,248
Units redeemed	(4,627)	(17,076)	(55,348)	(79,690)	(19,956)	(21,632)	(62,725)	(9,631)

Ending units	50,054	54,681	236,898	273,575	100,576	115,534	88,466	120,617

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ASCGI		JBS		JF		JOS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,647)	(4,933)	12,863	8,901	(24,105)	(33,126)	3,999	(5,660)
Realized gain (loss) on investments	84,992	(7,093)	52,192	49,987	130,589	106,987	(55,682)	5,881
Change in unrealized gain (loss) on investments	(19,057)	17,820	33,740	(83,949)	415,309	(334,474)	72,704	(214,970)
Reinvested capital gains	29,157	10,555	34,369	19,862	-	-	-	25,511

Net increase (decrease) in contract owners’ equity resulting from operations	90,445	16,349	133,164	(5,199)	521,793	(260,613)	21,021	(189,238)

Equity transactions:
Purchase payments received from contract owners (note 3)	7,134	8,665	13,162	43,694	110,550	141,881	9,318	15,553
Transfers between funds	(302,107)	253,730	90,719	243,174	(129,448)	(105,058)	(9,575)	107,613
Redemptions (note 3)	(26,709)	(47,225)	(215,828)	(213,071)	(448,589)	(588,570)	(76,586)	(100,445)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(5,450)	(6,106)	-	-
Contingent deferred sales charges (note 2)	(73)	(249)	(602)	(1,527)	-	(313)	(56)	(65)
Adjustments to maintain reserves	(18)	(43)	(15)	(61)	(47)	(36)	(3)	(5)

Net equity transactions	(321,773)	214,878	(112,564)	72,209	(472,984)	(558,202)	(76,902)	22,651

Net change in contract owners’ equity	(231,328)	231,227	20,600	67,010	48,809	(818,815)	(55,881)	(166,587)
Contract owners’ equity beginning of period	585,308	354,081	1,206,245	1,139,235	3,341,605	4,160,420	323,703	490,290

Contract owners’ equity end of period	$353,980	585,308	1,226,845	1,206,245	3,390,414	3,341,605	267,822	323,703

CHANGES IN UNITS:
Beginning units	52,838	31,371	98,460	92,967	226,017	264,736	32,863	32,990
Units purchased	2,583	29,214	13,255	32,036	6,605	8,507	7,275	13,832
Units redeemed	(27,971)	(7,747)	(21,775)	(26,543)	(34,072)	(47,226)	(15,612)	(13,959)

Ending units	27,450	52,838	89,940	98,460	198,550	226,017	24,526	32,863

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JTF		JWF		JWS		LSC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(86,171)	(176,639)	(5,423)	(15,099)	(1,099)	(2,102)	(27,050)	(29,869)
Realized gain (loss) on investments	927,894	811,041	9,174	(53,936)	5,997	9,394	(23,226)	(44,613)
Change in unrealized gain (loss) on investments	1,728,832	(3,910,699)	303,982	(261,464)	29,554	(43,680)	264,029	(393,633)
Reinvested capital gains	-	1,927,831	-	-	-	-	52,642	201,878

Net increase (decrease) in contract owners’ equity resulting from operations	2,570,555	(1,348,466)	307,733	(330,499)	34,452	(36,388)	266,395	(266,237)

Equity transactions:
Purchase payments received from contract owners (note 3)	404,172	430,157	-	145	456	-	263,456	261,518
Transfers between funds	(42,484)	(686,662)	(5,550)	(16,700)	23,138	(895)	(247,635)	(96,218)
Redemptions (note 3)	(1,635,832)	(1,848,675)	(240,958)	(322,584)	(19,977)	(32,571)	(190,030)	(267,792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,581)	(20,315)	(3,695)	(4,423)	-	-	(1,957)	(2,708)
Contingent deferred sales charges (note 2)	(195)	(735)	-	(17)	(4)	(17)	(34)	(681)
Adjustments to maintain reserves	(55)	(98)	(28)	(11)	(21)	(60)	(62)	39

Net equity transactions	(1,292,975)	(2,126,328)	(250,231)	(343,590)	3,592	(33,543)	(176,262)	(105,842)

Net change in contract owners’ equity	1,277,580	(3,474,794)	57,502	(674,089)	38,044	(69,931)	90,133	(372,079)
Contract owners’ equity beginning of period	12,669,534	16,144,328	1,794,282	2,468,371	191,270	261,201	2,010,952	2,383,031

Contract owners’ equity end of period	$13,947,114	12,669,534	1,851,784	1,794,282	229,314	191,270	2,101,085	2,010,952

CHANGES IN UNITS:
Beginning units	466,181	554,286	136,743	159,288	16,166	18,742	99,730	104,955
Units purchased	36,632	16,757	-	22	1,978	126	21,096	28,198
Units redeemed	(82,269)	(104,862)	(16,926)	(22,567)	(1,729)	(2,702)	(29,107)	(33,423)

Ending units	420,544	466,181	119,817	136,743	16,415	16,166	91,719	99,730

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MSI		NBF		NBIXA		NFA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$48,113	48,386	31,520	34,884	4,736	6,140	(1,436)	(1,947)
Realized gain (loss) on investments	4,533	(2,210)	9,867	15,761	1,774	404	450	(5,644)
Change in unrealized gain (loss) on investments	72,921	(8,396)	38,371	(9,218)	45	12,842	135,379	(69,340)
Reinvested capital gains	-	-	15,740	31,996	3,487	3,068	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,567	37,780	95,498	73,423	10,042	22,454	134,393	(76,931)

Equity transactions:
Purchase payments received from contract owners (note 3)	77,337	78,083	74,048	71,803	15,440	18,027	(107)	(25)
Transfers between funds	142,438	172,087	(48,114)	(28,571)	50,054	4,600	(141,659)	1,359,809
Redemptions (note 3)	(108,483)	(108,215)	(107,145)	(149,576)	(55,275)	(30,762)	(76,576)	(117,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(990)	(963)	(1,582)	(1,607)	-	-	(725)	(644)
Contingent deferred sales charges (note 2)	(335)	(78)	(5)	(92)	(105)	(113)	(1)	(981)
Adjustments to maintain reserves	2	(26)	(8)	(38)	(33)	(19)	(33)	(34)

Net equity transactions	109,969	140,888	(82,806)	(108,081)	10,081	(8,267)	(219,101)	1,240,255

Net change in contract owners’ equity	235,536	178,668	12,692	(34,658)	20,123	14,187	(84,708)	1,163,324
Contract owners’ equity beginning of period	1,329,413	1,150,745	1,423,676	1,458,334	398,381	384,194	1,163,324	-

Contract owners’ equity end of period	$1,564,949	1,329,413	1,436,368	1,423,676	418,504	398,381	1,078,616	1,163,324

CHANGES IN UNITS:
Beginning units	79,260	70,649	25,913	27,488	24,974	25,410	123,484	-
Units purchased	14,372	20,816	1,572	3,293	4,412	2,595	-	149,070
Units redeemed	(8,245)	(12,205)	(3,544)	(4,868)	(3,793)	(3,031)	(21,983)	(25,586)

Ending units	85,387	79,260	23,941	25,913	25,593	24,974	101,501	123,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NF		NGBF		NGF		NIIXA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,156	(4,563)	26,913	52,625	(2,535)	(5,280)	83	127
Realized gain (loss) on investments	(156,117)	(143,330)	(8,790)	(28,562)	34,751	24,186	(323)	(1,426)
Change in unrealized gain (loss) on investments	462,253	123,887	(34,051)	78,178	12,213	(30,533)	1,130	(1,143)
Reinvested capital gains	-	-	94,623	92,045	-	-	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	308,292	(24,006)	78,695	194,286	44,429	(11,627)	890	(2,441)

Equity transactions:
Purchase payments received from contract owners (note 3)	135,742	155,598	180,090	176,720	165	48	-	-
Transfers between funds	(416,743)	(98,555)	599,058	(99,941)	(8,182)	(1,830)	-	-
Redemptions (note 3)	(298,621)	(275,382)	(617,567)	(483,635)	(73,904)	(65,543)	(1,543)	(7,785)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,517)	(3,981)	(2,802)	(2,930)	(711)	(809)	-	-
Contingent deferred sales charges (note 2)	(204)	(423)	(170)	(1,188)	-	(4)	-	-
Adjustments to maintain reserves	(311)	111	72	75	19	(16)	(12)	(3)

Net equity transactions	(583,654)	(222,632)	158,681	(410,899)	(82,613)	(68,154)	(1,555)	(7,788)

Net change in contract owners’ equity	(275,362)	(246,638)	237,376	(216,613)	(38,184)	(79,781)	(665)	(10,229)
Contract owners’ equity beginning of period	2,542,778	2,789,416	3,554,137	3,770,750	364,967	444,748	6,158	16,387

Contract owners’ equity end of period	$2,267,416	2,542,778	3,791,513	3,554,137	326,783	364,967	5,493	6,158

CHANGES IN UNITS:
Beginning units	46,198	46,193	187,137	212,672	11,617	12,752	648	1,477
Units purchased	5,093	5,291	55,648	56,865	218	1	-	-
Units redeemed	(13,437)	(5,286)	(50,527)	(82,400)	(1,169)	(1,136)	(156)	(829)

Ending units	37,854	46,198	192,258	187,137	10,666	11,617	492	648

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IDAS		IDCS		IDMS		IDMAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,591	1,745	5,822	7,620	25,735	20,346	19,944	11,049
Realized gain (loss) on investments	(76,783)	(68,376)	19,743	44,231	(57,282)	(54,051)	(210,689)	(68,329)
Change in unrealized gain (loss) on investments	238,752	(4,137)	(2,506)	(35,858)	456,100	(59,414)	570,111	(79,545)
Reinvested capital gains	15,389	2,845	15,359	7,292	22,135	28,154	21,540	24,267

Net increase (decrease) in contract owners’ equity resulting from operations	184,949	(67,923)	38,418	23,285	446,688	(64,965)	400,906	(112,558)

Equity transactions:
Purchase payments received from contract owners (note 3)	108,893	129,013	14,777	16,274	242,700	234,726	304,177	300,382
Transfers between funds	(19,793)	(183,448)	4,642	(124,212)	(98,056)	(124,629)	(154,439)	(234,625)
Redemptions (note 3)	(204,779)	(142,014)	(245,317)	(473,073)	(587,660)	(518,227)	(761,342)	(519,040)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,452)	(587)	(1,635)	(24)	(1,019)	(2,199)	(5,826)	(5,540)
Adjustments to maintain reserves	(43)	(30)	(26)	(29)	(13)	(83)	(30)	(30)

Net equity transactions	(118,174)	(197,066)	(227,559)	(581,064)	(444,048)	(410,412)	(617,460)	(458,853)

Net change in contract owners’ equity	66,775	(264,989)	(189,141)	(557,779)	2,640	(475,377)	(216,554)	(571,411)
Contract owners’ equity beginning of period	1,370,187	1,635,176	1,085,216	1,642,995	4,824,358	5,299,735	3,622,528	4,193,939

Contract owners’ equity end of period	$1,436,962	1,370,187	896,075	1,085,216	4,826,998	4,824,358	3,405,974	3,622,528

CHANGES IN UNITS:
Beginning units	130,269	146,892	82,979	127,050	400,899	434,421	319,033	356,351
Units purchased	10,299	13,955	7,160	4,934	24,243	21,186	29,210	28,140
Units redeemed	(21,098)	(30,578)	(24,046)	(49,005)	(58,883)	(54,708)	(80,594)	(65,458)

Ending units	119,470	130,269	66,093	82,979	366,259	400,899	267,649	319,033

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	IDMCS		NMCIXA		MMF		MMFR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,475	7,559	(2,852)	(6,051)	(109,955)	(115,057)	(49,237)	(49,408)
Realized gain (loss) on investments	(1,445)	(18,965)	(19,940)	(8,435)	-	-	-	-
Change in unrealized gain (loss) on investments	64,920	8,352	115,553	(81,613)	-	-	-	-
Reinvested capital gains	18,689	13,924	29,991	66,197	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	90,639	10,870	122,752	(29,902)	(109,955)	(115,057)	(49,237)	(49,408)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,816	76,298	42,055	36,993	742,064	822,406	158,769	377,083
Transfers between funds	14,590	(90,261)	(115,970)	(25,189)	1,828,804	1,819,899	678,645	1,181,190
Redemptions (note 3)	(178,085)	(162,150)	(167,202)	(120,403)	(2,243,972)	(2,946,328)	(994,382)	(1,832,677)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(9,357)	(11,147)	-	-
Contingent deferred sales charges (note 2)	(868)	(462)	(273)	(915)	(298)	(4,534)	(3,414)	(9,343)
Adjustments to maintain reserves	10	(27)	1	(90)	8	10	(2)	(61)

Net equity transactions	(98,537)	(176,602)	(241,389)	(109,604)	317,249	(319,694)	(160,384)	(283,808)

Net change in contract owners’ equity	(7,898)	(165,732)	(118,637)	(139,506)	207,294	(434,751)	(209,621)	(333,216)
Contract owners’ equity beginning of period	1,358,685	1,524,417	871,695	1,011,201	8,451,515	8,886,266	4,151,623	4,484,839

Contract owners’ equity end of period	$1,350,787	1,358,685	753,058	871,695	8,658,809	8,451,515	3,942,002	4,151,623

CHANGES IN UNITS:
Beginning units	105,880	119,444	56,719	63,048	351,137	364,267	379,129	404,615
Units purchased	16,470	9,794	3,574	6,384	197,565	252,979	326,765	195,766
Units redeemed	(23,618)	(23,358)	(17,852)	(12,713)	(184,183)	(266,109)	(341,703)	(221,252)

Ending units	98,732	105,880	42,441	56,719	364,519	351,137	364,191	379,129

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NGFA		GVIDA		GVIDC		GVIDM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,288)	(6,063)	3,454	6,533	2,322	2,835	4,505	20,353
Realized gain (loss) on investments	12,019	22,969	89,499	(17,116)	917	7,312	181,809	(98,264)
Change in unrealized gain (loss) on investments	39,575	(30,646)	72,758	(47,553)	4,921	(8,856)	26,431	37,965
Reinvested capital gains	-	-	-	-	4,983	1,026	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,306	(13,740)	165,711	(58,136)	13,143	2,317	212,745	(39,946)

Equity transactions:
Purchase payments received from contract owners (note 3)	60,258	49,225	176,403	198,026	50,085	22,818	586,603	584,758
Transfers between funds	17,136	(30,058)	(49,553)	(110,260)	52,140	112,389	(238,334)	(75,903)
Redemptions (note 3)	(80,614)	(78,226)	(158,834)	(411,922)	(36,999)	(33,415)	(538,729)	(425,141)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(570)	(568)	(2,974)	(3,395)	(660)	(708)	(4,990)	(4,827)
Contingent deferred sales charges (note 2)	(14)	(1,018)	(4)	(49)	(58)	(97)	(401)	(928)
Adjustments to maintain reserves	(54)	(9)	(19)	(14)	(7)	(3)	(25)	(19)

Net equity transactions	(3,858)	(60,654)	(34,981)	(327,614)	64,501	100,984	(195,876)	77,940

Net change in contract owners’ equity	43,448	(74,394)	130,730	(385,750)	77,644	103,301	16,869	37,994
Contract owners’ equity beginning of period	417,301	491,695	1,140,129	1,525,879	320,407	217,106	2,340,885	2,302,891

Contract owners’ equity end of period	$460,749	417,301	1,270,859	1,140,129	398,051	320,407	2,357,754	2,340,885

CHANGES IN UNITS:
Beginning units	32,512	37,104	94,736	120,224	26,297	18,103	188,919	183,117
Units purchased	7,416	4,929	20,999	27,986	8,555	27,419	47,927	78,272
Units redeemed	(7,745)	(9,521)	(23,423)	(53,474)	(3,380)	(19,225)	(62,927)	(72,470)

Ending units	32,183	32,512	92,312	94,736	31,472	26,297	173,919	188,919

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVDMA		GVDMC		NVMIG6		NIXR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$8,818	20,149	3,618	7,573	(957)	23	9,182	4,510
Realized gain (loss) on investments	(135,443)	(86,507)	32,967	11,972	(3,113)	3,176	(23,826)	(80,156)
Change in unrealized gain (loss) on investments	447,622	(32,782)	12,639	(15,441)	17,190	(15,790)	311,103	76,608
Reinvested capital gains	-	-	3,688	-	-	-	22,395	15,488

Net increase (decrease) in contract owners’ equity resulting from operations	320,997	(99,140)	52,912	4,104	13,120	(12,591)	318,854	16,450

Equity transactions:
Purchase payments received from contract owners (note 3)	461,755	446,979	100,376	117,329	55,642	18,012	179,354	154,437
Transfers between funds	(306,983)	(26,486)	39,047	(2,354)	(47,269)	24,732	(4,736)	(171,115)
Redemptions (note 3)	(379,780)	(264,444)	(79,059)	(34,874)	(6,517)	(6,453)	(208,719)	(341,525)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5,889)	(5,475)	(1,361)	(1,341)	(131)	(109)	(1,448)	(1,463)
Contingent deferred sales charges (note 2)	(301)	(285)	(69)	-	(5)	(106)	(257)	(810)
Adjustments to maintain reserves	(3)	(34)	(5)	(8)	(27)	(4)	(46)	(53)

Net equity transactions	(231,201)	150,255	58,929	78,752	1,693	36,072	(35,852)	(360,529)

Net change in contract owners’ equity	89,796	51,115	111,841	82,856	14,813	23,481	283,002	(344,079)
Contract owners’ equity beginning of period	2,737,353	2,686,238	801,865	719,009	105,080	81,599	2,289,393	2,633,472

Contract owners’ equity end of period	$2,827,149	2,737,353	913,706	801,865	119,893	105,080	2,572,395	2,289,393

CHANGES IN UNITS:
Beginning units	222,295	210,735	64,339	58,117	12,851	8,906	250,592	287,834
Units purchased	35,321	39,770	17,975	12,819	7,354	8,380	22,474	27,128
Units redeemed	(53,135)	(28,210)	(13,561)	(6,597)	(7,343)	(4,435)	(27,362)	(64,370)

Ending units	204,481	222,295	68,753	64,339	12,862	12,851	245,704	250,592

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NSCIXA		NVTIV3		NBGST		NBGF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$437	(4,090)	1,375	1,607	(91,797)	(29,651)	(1,716)	(9,793)
Realized gain (loss) on investments	7,504	(12,986)	(2,576)	(15,205)	79,546	(23,508)	(3,355)	25,271
Change in unrealized gain (loss) on investments	46,852	(36,584)	14,935	(9,087)	383,950	174,857	118,670	(73,973)
Reinvested capital gains	17,633	18,611	1,461	134	338,710	201,092	37,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	72,426	(35,049)	15,195	(22,551)	710,409	322,790	151,303	(58,495)

Equity transactions:
Purchase payments received from contract owners (note 3)	32,562	35,659	33,740	26,759	271,353	316,494	38,733	41,024
Transfers between funds	(15,028)	(64,059)	2,012	38,056	(284,979)	(26,544)	(5,481)	7,970
Redemptions (note 3)	(146,789)	(118,460)	(11,718)	(36,259)	(1,375,831)	(1,594,126)	(216,675)	(174,574)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(276)	(182)	(4,460)	(5,531)	(1,644)	(1,897)
Contingent deferred sales charges (note 2)	(75)	(1,192)	(12)	-	(1,550)	(1,725)	(2)	(1)
Adjustments to maintain reserves	(28)	(44)	(2)	(11)	(14)	(63)	11	(21)

Net equity transactions	(129,358)	(148,096)	23,744	28,363	(1,395,481)	(1,311,495)	(185,058)	(127,499)

Net change in contract owners’ equity	(56,932)	(183,145)	38,939	5,812	(685,072)	(988,705)	(33,755)	(185,994)
Contract owners’ equity beginning of period	552,169	735,314	70,042	64,230	9,065,232	10,053,937	1,402,100	1,588,094

Contract owners’ equity end of period	$495,237	552,169	108,981	70,042	8,380,160	9,065,232	1,368,345	1,402,100

CHANGES IN UNITS:
Beginning units	40,467	50,675	5,976	4,737	307,263	351,590	64,271	69,743
Units purchased	2,517	2,852	3,605	6,146	24,567	44,250	3,188	2,981
Units redeemed	(11,205)	(13,060)	(1,703)	(4,907)	(69,801)	(88,577)	(11,125)	(8,453)

Ending units	31,779	40,467	7,878	5,976	262,029	307,263	56,334	64,271

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NBGT		PF		NBPT		NLMB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$568	(546)	(1,505)	(29,199)	3	(2,205)	4,928	10,297
Realized gain (loss) on investments	242	(429)	(47,429)	(19,368)	(12,395)	(759)	(18,380)	(19,981)
Change in unrealized gain (loss) on investments	10,996	(5,697)	442,388	(329,404)	37,193	(24,681)	32,719	5,778
Reinvested capital gains	5,996	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,802	(6,672)	393,454	(377,971)	24,801	(27,645)	19,267	(3,906)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,125	1,143	158,053	182,937	6,256	6,557	26,355	23,844
Transfers between funds	230	6,474	(344,573)	(322,391)	12	(35,434)	66,487	66,116
Redemptions (note 3)	(7,473)	(4,016)	(305,144)	(464,215)	(70,734)	(16,270)	(83,384)	(140,900)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3,475)	(4,032)	-	-	(587)	(732)
Contingent deferred sales charges (note 2)	-	-	(47)	(12)	(23)	(7)	(57)	(7)
Adjustments to maintain reserves	(8)	(19)	(10)	(31)	1	(49)	55	(5)

Net equity transactions	(6,126)	3,582	(495,196)	(607,744)	(64,488)	(45,203)	8,869	(51,684)

Net change in contract owners’ equity	11,676	(3,090)	(101,742)	(985,715)	(39,687)	(72,848)	28,136	(55,590)
Contract owners’ equity beginning of period	157,809	160,899	2,734,688	3,720,403	210,308	283,156	691,497	747,087

Contract owners’ equity end of period	$169,485	157,809	2,632,946	2,734,688	170,621	210,308	719,633	691,497

CHANGES IN UNITS:
Beginning units	13,785	13,494	90,001	107,237	17,875	21,075	46,949	50,426
Units purchased	112	1,621	4,950	8,055	517	493	9,163	6,227
Units redeemed	(585)	(1,330)	(19,883)	(25,291)	(5,737)	(3,693)	(8,640)	(9,704)

Ending units	13,312	13,785	75,068	90,001	12,655	17,875	47,472	46,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NBSRT		OCAF		OGF		OSI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,781)	(7,201)	(6,378)	(12,555)	(12,030)	17,321	70,868	73,082
Realized gain (loss) on investments	(593)	(21,639)	2,837	(4,732)	57,012	148,701	21,743	56,571
Change in unrealized gain (loss) on investments	103,238	(25,133)	135,853	(13,898)	662,728	(617,582)	86,333	(128,017)
Reinvested capital gains	-	-	-	-	6,697	1,177	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	98,864	(53,973)	132,312	(31,185)	714,407	(450,383)	178,944	1,636

Equity transactions:
Purchase payments received from contract owners (note 3)	89,510	73,684	37,760	37,293	-	-	30,497	57,515
Transfers between funds	(99,576)	46,202	(4,486)	(22,557)	(76,853)	(60,127)	826,187	(472,399)
Redemptions (note 3)	(177,789)	(195,911)	(343,131)	(249,311)	(597,500)	(769,278)	(176,064)	(185,880)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(492)	(326)	-	-	(4,657)	(5,387)	-	-
Contingent deferred sales charges (note 2)	(261)	(238)	(357)	(940)	-	(352)	(45)	(351)
Adjustments to maintain reserves	3	7	(37)	(41)	(66)	(10)	(1,119)	63

Net equity transactions	(188,605)	(76,582)	(310,251)	(235,556)	(679,076)	(835,154)	679,456	(601,052)

Net change in contract owners’ equity	(89,741)	(130,555)	(177,939)	(266,741)	35,331	(1,285,537)	858,400	(599,416)
Contract owners’ equity beginning of period	1,105,899	1,236,454	1,117,282	1,384,023	4,119,651	5,405,188	1,218,033	1,817,449

Contract owners’ equity end of period	$1,016,158	1,105,899	939,343	1,117,282	4,154,982	4,119,651	2,076,433	1,218,033

CHANGES IN UNITS:
Beginning units	85,393	91,353	147,006	177,028	134,697	159,326	65,655	97,222
Units purchased	6,746	13,575	5,447	9,709	-	-	66,431	8,179
Units redeemed	(20,340)	(19,535)	(41,967)	(39,731)	(19,919)	(24,629)	(32,852)	(39,746)

Ending units	71,799	85,393	110,486	147,006	114,778	134,697	99,234	65,655

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMTRA		ACVI4		FCI		FEI
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$82,053	74,009	(8,002)	(968)	17,764	21,023	81,254	38,678
Realized gain (loss) on investments	25,636	65,705	(119,642)	(152,913)	11,137	7,586	(125,100)	(102,076)
Change in unrealized gain (loss) on investments	85,073	(56,336)	384,208	(60,382)	27,076	(43,151)	786,371	(269,766)
Reinvested capital gains	72,494	-	-	-	2,162	2,043	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,256	83,378	256,564	(214,263)	58,139	(12,499)	742,525	(333,164)

Equity transactions:
Purchase payments received from contract owners (note 3)	90,333	99,428	103,445	118,931	-	-	216,807	247,892
Transfers between funds	330,591	(489,438)	(180,200)	(1,911)	-	-	(107,519)	(175,543)
Redemptions (note 3)	(747,105)	(640,511)	(173,822)	(240,125)	(43,767)	(42,238)	(594,651)	(455,858)
Annuity benefits	-	-	-	-	-	-	(280)	(280)
Contract maintenance charges (note 2)	-	-	(949)	(1,101)	(564)	(657)	(6,138)	(6,711)
Contingent deferred sales charges (note 2)	(927)	(1,931)	(416)	(520)	-	-	(138)	(1,359)
Adjustments to maintain reserves	262	165	(44)	(28)	(23)	7	90	235

Net equity transactions	(326,846)	(1,032,287)	(251,986)	(124,754)	(44,354)	(42,888)	(491,829)	(391,624)

Net change in contract owners’ equity	(61,590)	(948,909)	4,578	(339,017)	13,785	(55,387)	250,696	(724,788)
Contract owners’ equity beginning of period	3,198,201	4,147,110	1,439,054	1,778,071	417,231	472,618	5,006,216	5,731,004

Contract owners’ equity end of period	$3,136,611	3,198,201	1,443,632	1,439,054	431,016	417,231	5,256,912	5,006,216

CHANGES IN UNITS:
Beginning units	174,563	231,006	115,080	123,221	4,043	4,434	53,403	57,518
Units purchased	26,397	50,047	9,388	21,509	-	-	2,726	2,649
Units redeemed	(43,027)	(106,490)	(27,789)	(29,650)	(408)	(391)	(7,664)	(6,764)

Ending units	157,933	174,563	96,679	115,080	3,635	4,043	48,465	53,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIP		FMG		FPR		FO2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$851	1,582	2,835	(51,393)	26,662	28,976	6,201	(1,676)
Realized gain (loss) on investments	(135)	3	(389,471)	(423,833)	34,176	(8,769)	(125,460)	(220,298)
Change in unrealized gain (loss) on investments	2,052	(846)	1,324,018	(384,109)	433,737	(29,831)	368,030	(113,229)
Reinvested capital gains	-	-	1,768	2,229	93,415	-	4,791	3,717

Net increase (decrease) in contract owners’ equity resulting from operations	2,768	739	939,150	(857,106)	587,990	(9,624)	253,562	(331,486)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	292,571	251,791	205,954	218,666	141,815	149,250
Transfers between funds	-	-	(176,199)	(286,432)	260,021	94,458	(55,361)	(245,681)
Redemptions (note 3)	(11,096)	-	(752,251)	(1,004,841)	(908,381)	(939,876)	(216,375)	(246,292)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(20)	(20)	(9,975)	(11,408)	(6,159)	(6,503)	(1,102)	(1,229)
Contingent deferred sales charges (note 2)	-	-	(85)	(1,213)	(18)	(337)	(615)	(1,265)
Adjustments to maintain reserves	(23)	15	(21)	33	(7)	(5)	(53)	(15)

Net equity transactions	(11,139)	(5)	(645,960)	(1,052,070)	(448,590)	(633,597)	(131,691)	(345,232)

Net change in contract owners’ equity	(8,371)	734	293,190	(1,909,176)	139,400	(643,221)	121,871	(676,718)
Contract owners’ equity beginning of period	28,124	27,390	5,884,062	7,793,238	4,919,416	5,562,637	1,421,543	2,098,261

Contract owners’ equity end of period	$19,753	28,124	6,177,252	5,884,062	5,058,816	4,919,416	1,543,414	1,421,543

CHANGES IN UNITS:
Beginning units	870	870	242,476	280,361	144,530	162,391	130,332	156,507
Units purchased	-	-	11,275	11,820	16,709	11,611	24,696	17,927
Units redeemed	(328)	-	(35,157)	(49,705)	(28,896)	(29,472)	(35,919)	(44,102)

Ending units	542	870	218,594	242,476	132,343	144,530	119,109	130,332

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	TIF3		OVGS4		PVF		IDF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$41,193	11,039	25,927	(9,749)	(21)	(2,703)	(12,576)	56,288
Realized gain (loss) on investments	(157,887)	(244,132)	(208,394)	(86,910)	7,002	8,278	193,701	196,442
Change in unrealized gain (loss) on investments	482,433	(71,888)	1,028,403	(354,456)	20,209	(55,414)	229,448	(440,181)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	365,739	(304,981)	845,936	(451,115)	27,190	(49,839)	410,573	(187,451)

Equity transactions:
Purchase payments received from contract owners (note 3)	200,549	256,344	322,502	356,346	8,963	10,735	200,900	208,945
Transfers between funds	3,171	(78,242)	(588,313)	154,612	(22,202)	46,707	(359,663)	157,558
Redemptions (note 3)	(270,417)	(462,850)	(643,054)	(796,863)	(28,225)	(21,454)	(511,329)	(444,232)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,322)	(1,513)	(3,131)	(3,521)	-	-	(3,912)	(4,287)
Contingent deferred sales charges (note 2)	(267)	(746)	(677)	(2,921)	(17)	(71)	(259)	(1,066)
Adjustments to maintain reserves	(45)	(62)	(51)	(19)	(25)	(10)	(64)	(27)

Net equity transactions	(68,331)	(287,069)	(912,724)	(292,366)	(41,506)	35,907	(674,327)	(83,109)

Net change in contract owners’ equity	297,408	(592,050)	(66,788)	(743,481)	(14,316)	(13,932)	(263,754)	(270,560)
Contract owners’ equity beginning of period	2,267,853	2,859,903	4,779,432	5,522,913	218,814	232,746	3,663,275	3,933,835

Contract owners’ equity end of period	$2,565,261	2,267,853	4,712,644	4,779,432	204,498	218,814	3,399,521	3,663,275

CHANGES IN UNITS:
Beginning units	175,889	195,587	361,436	377,372	16,236	14,066	355,806	356,879
Units purchased	30,580	35,871	32,605	63,573	2,157	4,915	22,447	64,615
Units redeemed	(36,082)	(55,569)	(95,108)	(79,509)	(4,979)	(2,745)	(91,134)	(65,688)

Ending units	170,387	175,889	298,933	361,436	13,414	16,236	287,119	355,806

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PUIGA		PBF		WRASCA		SCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(14)	141	319	2,224	(7,689)	(8,846)	(29,630)	(33,070)
Realized gain (loss) on investments	(11)	(6)	(1,779)	(13,308)	41,836	84,180	31,657	1,871
Change in unrealized gain (loss) on investments	722	(833)	88,719	16,150	28,449	(194,711)	207,448	(200,155)
Reinvested capital gains	-	-	-	-	32,406	72,179	149,596	144,407

Net increase (decrease) in contract owners’ equity resulting from operations	697	(698)	87,259	5,066	95,002	(47,198)	359,071	(86,947)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	43,330	180,930	7,867	9,882	88,556	94,727
Transfers between funds	-	-	166,455	(63,543)	(126,996)	211,370	(160,041)	111,768
Redemptions (note 3)	-	-	(42,501)	(78,713)	(71,416)	(159,320)	(236,832)	(616,300)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(830)	(830)	-	-	(1,474)	(1,709)
Contingent deferred sales charges (note 2)	-	-	(17)	(146)	(72)	(86)	(41)	(495)
Adjustments to maintain reserves	(2)	(3)	(6)	(15)	(28)	(7)	(9)	(45)

Net equity transactions	(2)	(3)	166,431	37,683	(190,645)	61,839	(309,841)	(412,054)

Net change in contract owners’ equity	695	(701)	253,690	42,749	(95,643)	14,641	49,230	(499,001)
Contract owners’ equity beginning of period	3,484	4,185	730,325	687,576	733,794	719,153	2,298,734	2,797,735

Contract owners’ equity end of period	$4,179	3,484	984,015	730,325	638,151	733,794	2,347,964	2,298,734

CHANGES IN UNITS:
Beginning units	265	265	32,704	30,840	39,469	36,223	110,822	129,509
Units purchased	-	-	8,948	9,188	4,067	14,390	8,606	24,123
Units redeemed	-	-	(1,823)	(7,324)	(13,305)	(11,144)	(23,503)	(42,810)

Ending units	265	265	39,829	32,704	30,231	39,469	95,925	110,822

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SE		SGR		WFLCCI		STR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(1,959)	(844)	(12,479)	(10,718)	(754)	(717)	(22,036)	(20,309)
Realized gain (loss) on investments	13,547	107	165,555	38,982	19,587	3,094	60,598	183,119
Change in unrealized gain (loss) on investments	13,980	13,463	(14,047)	(4,382)	(3,623)	(3,535)	124,362	(116,279)
Reinvested capital gains	-	-	-	13,131	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	25,568	12,726	139,029	37,013	15,210	(1,158)	162,924	46,531

Equity transactions:
Purchase payments received from contract owners (note 3)	9,040	4,484	19,612	23,983	389	406	103,119	97,255
Transfers between funds	(3,843)	173,084	17,273	407,321	(66,067)	636	9,072	(22,002)
Redemptions (note 3)	(67,563)	(614)	(159,258)	(176,295)	(5,388)	(10,537)	(90,757)	(240,028)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(1,680)	(1,858)
Contingent deferred sales charges (note 2)	(91)	-	(51)	(178)	-	-	-	(10)
Adjustments to maintain reserves	(25)	(1)	(12)	(35)	(3)	(10)	(6)	(15)

Net equity transactions	(62,482)	176,953	(122,436)	254,796	(71,069)	(9,505)	19,748	(166,658)

Net change in contract owners’ equity	(36,914)	189,679	16,593	291,809	(55,859)	(10,663)	182,672	(120,127)
Contract owners’ equity beginning of period	189,679	-	946,938	655,129	98,073	108,736	1,476,856	1,596,983

Contract owners’ equity end of period	$152,765	189,679	963,531	946,938	42,214	98,073	1,659,528	1,476,856

CHANGES IN UNITS:
Beginning units	17,678	-	52,250	38,693	8,506	9,306	54,404	59,749
Units purchased	4,001	17,737	12,664	24,520	230	1,164	6,833	13,494
Units redeemed	(9,195)	(59)	(18,714)	(10,963)	(5,560)	(1,964)	(6,175)	(18,839)

Ending units	12,484	17,678	46,200	52,250	3,176	8,506	55,062	54,404

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WFEVAD		OCHI		DEL		WFMCGZ
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,343	312	16,016	53,508	-	(106)	-	(1,794)
Realized gain (loss) on investments	18,574	172	(28,260)	(93,698)	-	(8,243)	-	26,893
Change in unrealized gain (loss) on investments	63,952	23,994	55,136	(57,937)	-	6,525	-	(68,312)
Reinvested capital gains	15,064	-	-	-	-	-	-	11,217

Net increase (decrease) in contract owners’ equity resulting from operations	98,933	24,478	42,892	(98,127)	-	(1,824)	-	(31,996)

Equity transactions:
Purchase payments received from contract owners (note 3)	39,481	14,274	2,540	69,556	-	25	-	9,594
Transfers between funds	(56,335)	665,610	(391,697)	632,345	-	(7,543)	-	(173,931)
Redemptions (note 3)	(82,527)	(41,803)	(63,874)	(254,938)	-	(1,054)	-	(9,828)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(898)	(319)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6)	-	(2)	(228)	-	-	-	-
Adjustments to maintain reserves	(5)	(4)	61	241	-	(13)	-	(22)

Net equity transactions	(100,290)	637,758	(452,972)	446,976	-	(8,585)	-	(174,187)

Net change in contract owners’ equity	(1,357)	662,236	(410,080)	348,849	-	(10,409)	-	(206,183)
Contract owners’ equity beginning of period	662,236	-	410,080	61,231	-	10,409	-	206,183

Contract owners’ equity end of period	$660,879	662,236	-	410,080	-	-	-	-

CHANGES IN UNITS:
Beginning units	63,766	-	112,498	16,640	-	1,007	-	14,359
Units purchased	4,092	68,668	101,604	298,258	-	2	-	923
Units redeemed	(12,848)	(4,902)	(214,102)	(202,400)	-	(1,009)	-	(15,282)

Ending units	55,010	63,766	-	112,498	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ABBLI		EIG		CSLCBC		PRLVA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	34	-	(954)	-	(2,561)	-	(816)
Realized gain (loss) on investments	-	12,889	-	(84,883)	-	(362)	-	(145,613)
Change in unrealized gain (loss) on investments	-	(8,796)	-	28,209	-	(77,656)	-	240,702
Reinvested capital gains	-	-	-	-	-	20,256	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	4,127	-	(57,628)	-	(60,323)	-	94,273

Equity transactions:
Purchase payments received from contract owners (note 3)	-	29	-	43,645	-	46,524	-	12,699
Transfers between funds	-	(97,224)	-	(645,867)	-	(1,465,376)	-	(1,498,363)
Redemptions (note 3)	-	(5,919)	-	(80,957)	-	(150,321)	-	(50,281)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(754)	-	(1,562)	-	(316)
Contingent deferred sales charges (note 2)	-	(138)	-	(8)	-	(6)	-	(594)
Adjustments to maintain reserves	-	(19)	-	(17)	-	(28)	-	(2)

Net equity transactions	-	(103,271)	-	(683,958)	-	(1,570,769)	-	(1,536,857)

Net change in contract owners’ equity	-	(99,144)	-	(741,586)	-	(1,631,092)	-	(1,442,584)
Contract owners’ equity beginning of period	-	99,144	-	741,586	-	1,631,092	-	1,442,584

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	10,213	-	28,914	-	153,595	-	109,173
Units purchased	-	28	-	2,943	-	6,046	-	3,475
Units redeemed	-	(10,241)	-	(31,857)	-	(159,641)	-	(112,648)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	VKRES
	2012	2011
Investment activity:
Net investment income (loss)	$-	(1,259)
Realized gain (loss) on investments	-	398,756
Change in unrealized gain (loss) on investments	-	(304,809)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	92,688

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24,084
Transfers between funds	-	(950,929)
Redemptions (note 3)	-	(65,395)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	(578)
Adjustments to maintain reserves	-	(14)

Net equity transactions	-	(992,832)

Net change in contract owners’ equity	-	(900,144)
Contract owners’ equity beginning of period	-	900,144

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	43,139
Units purchased	-	3,771
Units redeemed	-	(46,910)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Invesco Van Kampen

Equity and Income Fund - Class A (VKEIA)

Growth and Income Fund - Class A (VKGIA)

Invesco Mid Cap Growth Fund - Class A (VKGA)

ABERDEEN FUNDS

Aberdeen Small Cap Fund - Class A (PRSCA)

Global Fixed Income Fund - Institutional Service Class (ADGFIS)

U.S. Equity Fund - Institutional Service Class (ADUES)

AMERICAN CENTURY INVESTORS, INC.

American Century International Growth Fund - Class A (TCIGA)

American Century International Growth Fund - Investor Class (TCIGR)

Growth Fund - Investor Class (TCG)

Income & Growth Fund - Class A (ACIGA)

Income & Growth Fund - Investor Class (IGF)

Short-Term Government Fund - Investor Class (BSTG)

Ultra(R) Fund - Investor Class (TCUL)

DELAWARE GROUP FUNDS

High-Yield Opportunities Fund - Institutional Class (DWHYOI)

DREYFUS CORPORATION FUNDS

Appreciation Fund, Inc. (DAF)

Balanced Opportunity Fund - Class Z (DPBOZ)

Dreyfus S&P 500 Index Fund (DSPI)

Intermediate Term Income Fund - Class A (DPITIA)

Opportunistic Small Cap Fund (DROSC)

Third Century Fund, Inc. - Class Z (DTC)

FEDERATED INVESTORS

Bond Fund - Class F Shares (FBDF)

Equity Income Fund, Inc. - Class F Shares (FEQIF)

High Yield Trust (FHYT)

Intermediate Corporate Bond Fund - Service Shares (FIIF)

FIDELITY INVESTMENTS

Advisor Balanced Fund - Class A (FABA)

Advisor Balanced Fund - Class T (FAB)

Advisor Equity Growth Fund - Class A (FAEGA)

Advisor Equity Income Fund - Class A (FAEIA)

Advisor Equity Income Fund - Class T (FAEI)

Advisor Growth Opportunities Fund - Class A (FAGOA)

Advisor Growth Opportunities Fund - Class T (FAGO)

Advisor High Income Advantage Fund - Class T (FAHY)

Advisor Overseas Fund - Class A (FAOA)

Asset Manager 50% (FAM)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Balance Sheet Investment Fund - Class A (FRBSI)

Foreign Fund - Class A (TFF)

Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)

Small-Mid Cap Growth Fund - Class A (FSCG)

INVESCO AIM INVESTMENTS

Real Estate Fund - Class A (AREA)

Small Cap Growth Fund - Investor Class (ASCGI)

JANUS FUNDS

Janus Balanced Fund - Class S (JBS)

Class T (JF)

Janus Overseas Fund - Class S (JOS)

Janus Twenty Fund - Class T (JTF)

Janus Worldwide Fund - Class T (JWF)

Janus Worldwide Fund - Class S (JWS)

LAZARD FUNDS

U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Strategic Income Fund - Class A (MSI)

NATIONWIDE FUNDS GROUP

Bond Fund - Institutional Service Class (NBF)

Bond Index Fund - Class A (NBIXA)

Fund - Class A (NFA)

Nationwide Fund - Institutional Service Class (NF)

Government Bond Fund - Institutional Service Class (NGBF)

Nationwide Growth Fund - Institutional Class (NGF)

International Index Fund - Class A (NIIXA)

Investor Destinations Aggressive Fund - Service Class (IDAS)

Investor Destinations Conservative Fund - Service Class (IDCS)

Investor Destinations Moderate Fund - Service Class (IDMS)

Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)

Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)

Mid Cap Market Index Fund - Class A (NMCIXA)

Money Market Fund - Prime Shares (MMF)

Money Market Fund - Service Class (MMFR)

Nationwide Growth Fund - Class A (NGFA)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)*

NVIT Cardinal Conservative Fund - Class II (NVCCN2)*

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)*

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

S&P 500 Index Fund - Service Class (NIXR)

Small Cap Index Fund - Class A (NSCIXA)

Templeton NVIT International Value Fund - Class III (NVTIV3)

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

NEUBERGER & BERMAN MANAGEMENT, INC.

Genesis Fund - Trust Class (NBGST)

Guardian Fund - Investor Class (NBGF)

Guardian Fund - Trust Class (NBGT)

Large Cap Value Fund: Investor Class (PF)

Large Cap Value Fund: Trust Class (NBPT)

Short Duration Bond Fund - Investor Class (NLMB)

Socially Responsive Fund - Trust Class (NBSRT)

OPPENHEIMER FUNDS

Oppenheimer Capital Appreciation Fund - Class A (OCAF)

Oppenheimer Global Fund - Class A (OGF)

Global Strategic Income Fund - Class A (OSI)

PIMCO FUNDS

PIMCO Total Return Fund - Class A (PMTRA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP International Fund - Class IV (ACVI4)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Capital & Income Fund (FCI)

Equity-Income Fund (FEI)

High Income Portfolio - Initial Class (FHIP)

Magellan Fund (FMG)

Puritan Fund (FPR)

VIP Overseas Portfolio - Service Class 2 R (FO2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Templeton Foreign Securities Fund - Class 3 (TIF3)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 4 (OVGS4)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Voyager Fund - Class A (PVF)

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Dynamics Fund - Investor Class (IDF)

PUTNAM INVESTMENTS

Putnam International Equity Fund - Class A (PUIGA)

VIRTUS MUTUAL FUNDS

Virtus Balanced Fund - Class A (PBF)

WADDELL & REED, INC.

Advisors Small Cap Fund - Class A (WRASCA)

WELLS FARGO FUNDS

Advantage Common Stock Fund - Investor Class (SCS)

Advantage Funds(R) - Enterprise Fund - Investor Class (SE)

Advantage Growth Fund - Investor Class (SGR)

Advantage - Large Cap Core - Investor Class (WFLCCI)

Advantage Large Cap Growth Fund - Investor Class (STR)

Equity Value Fund - Administrative Class (WFEVAD)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments redeemed from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year. For both contracts, after the purchase payment has been held in the contract for 7 years, the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. On Soloist contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units. No contract maintenance charge is deducted on Successor contracts. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges - Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC		-0.25%
Five Year CDSC		-0.10%
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon		0.25%
In Oregon only		0.30%
Death Benefit Options:
Five-Year Reset (for contract issued on or after 1-2-01)		0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
One-Year Enhanced (for contracts issues on or after 1-2-01)		0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Greater of One-Year or 5% Enhanced (for contract issued on or after 1-2-01)		0.20%

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract  value before 86th birthday less surrenders, or (iv) the 5% interest anniversary value.

Five-Year Reset (for contracts issued prior to 1-2-01)		0.05%

If death before annuitization, benefit will be greatest of (i) contract  value, (ii) purchase payments less surrencers or (iii) contract value as of the most recent five-year contract anniversary prior to annuitant’s 86th birthday, less adjustment for amounts subsequently surrendered plus purchase payments received after that five-year contract anniversary.

One-Year Step Up (for contracts issued prior to 1-2-01)		0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrencers or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003)
Option 1		0.45%
Option 2		0.30%
Beneficiary Protector Option		0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges*	1.30%	2.55%

*The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charge if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	VKEIA	VKGIA	VKGA	PRSCA	ADGFIS	ADUES	TCIGA

0.95%	$162,257	$38	$4,771	$2,911	$450	$-	$-	$222
1.00%	4,667	-	249	63	-	-	-	-
1.05%	3,027	-	60	31	-	-	-	-
1.10%	75,730	75	1,005	861	679	-	-	-
1.15%	33,966	25	705	122	-	-	-	-
1.20%	204,001	317	3,120	2,868	1,564	-	-	594
1.25%	25,731	54	301	94	352	-	-	62
1.30%	1,777,644	-	115	-	13,939	9,730	19,220	-
1.35%	41,159	932	588	525	32	-	-	-
1.40%	32,896	539	806	488	94	-	-	41
1.45%	144,801	193	2,048	514	483	-	-	125
1.50%	24,476	-	134	82	4	-	-	55
1.55%	93	-	-	-	-	-	-	-
1.60%	3,743	-	51	-	-	-	-	-
1.65%	9,282	-	201	-	-	-	-	-
1.70%	5,304	-	-	-	-	-	-	-
1.75%	402	-	-	-	-	-	-	-
1.80%	316	-	-	-	-	-	-	-
1.90%	719	-	-	-	-	-	-	-
2.05%	24	4	-	-	-	-	-	-

Totals	$2,550,238	$2,177	$14,154	$8,559	$17,597	$9,730	$19,220	$1,099

	TCIGR	TCG	ACIGA	IGF	BSTG	TCUL	DWHYOI	DAF

0.95%	$-	$602	$3,577	$-	$3,529	$2,936	$-	$2,229
1.00%	-	-	110	-	1,111	49	-	62
1.05%	-	-	527	-	-	-	-	-
1.10%	-	2,889	2,111	-	331	1,126	-	1,018
1.15%	-	695	471	-	584	200	-	8
1.20%	-	2,399	5,208	-	1,320	4,456	-	7,333
1.25%	-	189	557	-	203	245	-	724
1.30%	7,621	63,100	104	33,883	14,542	67,741	10,950	19,705
1.35%	-	269	764	-	56	639	-	1,277
1.40%	-	536	1,625	-	60	802	-	482
1.45%	-	3,094	1,414	-	3,006	1,716	-	1,727
1.50%	-	395	344	-	108	340	-	974
1.55%	-	-	17	-	-	-	-	-
1.60%	-	-	15	-	39	8	-	-
1.65%	-	-	994	-	92	99	-	160
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	117	-	15	-	-	8
2.05%	-	-	-	-	-	-	-	-

	$7,621	$74,168	$17,955	$33,883	$24,996	$80,357	$10,950	$35,707

	DPBOZ	DSPI	DPITIA	DROSC	DTC	FBDF	FEQIF	FHYT

0.95%	$1,079	$-	$-	$-	$257	$964	$111	$6,677
1.00%	-	-	-	-	-	-	-	69
1.05%	106	-	-	-	-	-	-	-
1.10%	-	-	-	-	4	4	-	436
1.15%	44	-	-	-	-	-	-	689
1.20%	688	-	-	132	360	1,209	553	2,637
1.25%	197	-	-	45	185	308	466	316
1.30%	5,795	123,673	20,970	-	6,207	21,160	-	18,586
1.35%	109	-	-	-	-	22	5	507
1.40%	27	-	-	-	-	-	-	831
1.45%	1,662	-	-	1	180	1,391	119	2,438
1.50%	35	-	-	-	-	-	-	314
1.55%	-	-	-	-	-	-	-	-
1.60%	5	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	15	-	68
2.05%	-	-	-	-	-	15	-	-

	$9,747	$123,673	$20,970	$178	$7,193	$25,088	$1,254	$33,568

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FIIF	FABA	FAB	FAEGA	FAEIA	FAEI	FAGOA	FAGO

0.95%	$1,521	$323	$-	$1,092	$3,434	$-	$390	$-
1.00%	-	-	-	-	43	-	-	-
1.05%	-	96	-	-	349	-	-	-
1.10%	1,086	386	-	805	752	-	288	-
1.15%	4	-	-	161	813	-	190	-
1.20%	2,157	147	-	2,337	4,913	-	2,724	-
1.25%	86	453	-	327	1,241	-	198	-
1.30%	-	-	14,722	31	77	22,385	-	25,877
1.35%	1,692	132	-	302	1,747	-	223	-
1.40%	46	8	-	279	1,951	-	273	-
1.45%	455	240	-	2,558	6,267	-	794	-
1.50%	162	230	-	250	958	-	355	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	15	121	-	-	-
1.65%	547	-	-	246	836	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	25	-	-	-
1.90%	-	-	-	-	115	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$7,756	$2,015	$14,722	$8,403	$23,642	$22,385	$5,435	$25,877

	FAHY	FAOA	FAM	FRBSI	TFF	TMSF	FSCG	AREA

0.95%	$129	$26	$-	$3,997	$867	$5,461	$2,822	$2,632
1.00%	78	-	-	31	24	136	197	459
1.05%	26	-	-	-	53	98	453	-
1.10%	4	-	-	1,657	174	884	612	1,066
1.15%	-	-	-	878	-	1,697	96	871
1.20%	434	25	-	5,532	741	6,986	2,327	3,208
1.25%	89	-	-	1,321	8	868	545	435
1.30%	7,448	-	21,448	88	11,147	29,785	25	41
1.35%	-	5	-	962	99	1,229	451	605
1.40%	-	-	-	1,386	258	783	1,022	1,060
1.45%	33	3	-	6,839	536	4,575	2,291	2,717
1.50%	-	-	-	258	10	878	572	39
1.55%	-	-	-	24	-	23	-	-
1.60%	-	-	-	3	-	239	101	8
1.65%	-	-	-	759	47	660	442	58
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	27	32	-
1.90%	8	-	-	-	-	78	-	9
2.05%	-	-	-	-	-	-	-	-

	$8,249	$59	$21,448	$23,735	$13,964	$54,407	$11,988	$13,208

	ASCGI	JBS	JF	JOS	JTF	JWF	JWS	LSC

0.95%	$1,863	$4,602	$1,202	$1,427	$2,077	$17	$397	$390
1.00%	24	-	37	-	20	-	34	-
1.05%	-	-	239	-	-	-	-	-
1.10%	12	7	283	5	950	36	-	18
1.15%	278	2,126	85	-	-	-	-	-
1.20%	1,288	4,105	1,184	788	3,862	130	952	41
1.25%	429	975	263	16	1,245	216	128	35
1.30%	18	42	40,534	-	173,091	23,172	-	26,184
1.35%	52	327	314	706	438	-	394	-
1.40%	19	143	41	453	848	-	32	-
1.45%	264	923	339	178	1,209	52	686	317
1.50%	352	497	4	303	105	-	1	11
1.55%	-	-	-	-	-	-	-	-
1.60%	11	-	-	-	40	-	-	-
1.65%	37	358	30	-	82	-	51	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	8	-	1	-	-	54
2.05%	-	-	-	-	-	-	-	-

	$4,647	$14,105	$44,563	$3,876	$183,968	$23,623	$2,675	$27,050

	MSI	NBF	NBIXA	NFA	NF	NGBF	NGF	NIIXA

0.95%	$-	$447	$420	$745	$368	$3,292	$465	$-
1.00%	-	93	-	-	21	-	-	-
1.05%	-	172	-	-	-	57	-	-
1.10%	-	1	178	817	470	695	-	24
1.15%	-	-	261	138	232	1,109	-	-
1.20%	-	101	1,767	1,557	742	5,023	55	23
1.25%	-	121	57	70	259	200	-	1
1.30%	18,739	16,675	67	9,183	28,647	27,384	4,027	-
1.35%	-	-	139	359	62	1,643	1	1
1.40%	-	-	53	68	26	2,054	-	-
1.45%	-	973	2,426	1,457	579	2,970	10	16
1.50%	-	-	119	94	16	28	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	11	-	-	-	-
1.65%	-	-	41	5	13	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	14	-	-	-	36	-	-
2.05%	-	4	-	-	-	-	-	-

	$18,739	$18,601	$5,528	$14,504	$31,435	$44,491	$4,558	$65

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	IDAS	IDCS	IDMS	IDMAS	IDMCS	NMCIXA	MMF	MMFR

0.95%	$920	$3,679	$13,467	$7,394	$1,498	$1,679	$-	$11,166
1.00%	-	-	35	-	21	61	-	217
1.05%	-	-	-	-	-	-	-	18
1.10%	748	426	5,211	1,431	3,926	611	-	12,851
1.15%	350	-	4,095	462	490	777	-	1,479
1.20%	6,981	2,944	10,765	13,943	3,692	2,374	-	8,963
1.25%	683	111	1,363	416	955	74	-	1,259
1.30%	-	-	117	40	27	37	109,955	198
1.35%	2,347	126	1,865	4,523	704	483	-	1,242
1.40%	1,029	-	254	1,131	529	705	-	632
1.45%	4,218	3,053	13,700	9,480	4,214	2,159	-	7,693
1.50%	708	39	3,256	3,292	83	564	-	2,341
1.55%	-	-	-	-	-	-	-	-
1.60%	11	1,343	559	77	398	-	-	519
1.65%	90	-	799	138	-	86	-	26
1.70%	-	-	4,742	-	-	-	-	562
1.75%	-	-	383	-	-	-	-	19
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	16	16	-	-	-	52
2.05%	-	-	-	-	-	-	-	-

	$18,085	$11,721	$60,627	$42,343	$16,537	$9,610	$109,955	$49,237

	NGFA	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	NVMIG6	NIXR

0.95%	$562	$-	$-	$109	$-	$-	$-	$2,379
1.00%	-	-	-	-	-	-	-	284
1.05%	-	-	-	-	-	-	-	-
1.10%	144	-	-	359	-	-	13	1,965
1.15%	-	-	-	87	-	-	-	-
1.20%	357	-	-	737	-	-	177	5,500
1.25%	130	-	-	13	-	-	20	1,100
1.30%	4,081	15,517	4,708	31,460	36,366	11,760	1,142	14,548
1.35%	169	-	-	3	-	-	26	765
1.40%	27	-	-	-	-	-	-	33
1.45%	281	-	-	973	-	-	3	3,306
1.50%	-	-	-	-	-	-	-	1,538
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	13
1.65%	-	-	-	-	-	-	-	29
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	93
1.90%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	1

	$5,751	$15,517	$4,708	$33,741	$36,366	$11,760	$1,381	$31,554

	NSCIXA	NVTIV3	NBGST	NBGF	NBGT	PF	NBPT	NLMB

0.95%	$927	$-	$7,683	$-	$352	$-	$583	$-
1.00%	-	-	80	-	12	-	281	-
1.05%	-	-	24	-	-	-	68	-
1.10%	406	-	5,082	-	387	-	66	-
1.15%	121	-	605	-	-	-	-	-
1.20%	2,270	-	15,898	-	765	-	670	-
1.25%	271	-	1,023	-	-	-	70	-
1.30%	-	1,068	68,024	18,751	-	35,963	-	8,782
1.35%	514	29	2,975	-	31	-	-	-
1.40%	282	-	3,161	-	8	-	-	-
1.45%	1,536	-	3,785	-	377	-	397	-
1.50%	149	-	798	-	-	-	8	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	6	-	-	-	-	-
1.65%	48	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	-	-	1	-
2.05%	-	-	-	-	-	-	-	-

	$6,524	$1,097	$109,145	$18,751	$1,932	$35,963	$2,144	$8,782

	NBSRT	OCAF	OGF	OSI	PMTRA	ACVI4	FCI	FEI

0.95%	$1,524	$3,084	$2,309	$8,655	$5,611	$231	$-	$-
1.00%	64	-	32	58	262	-	-	-
1.05%	-	67	394	50	-	-	-	-
1.10%	3,910	911	1,278	822	3,474	351	-	-
1.15%	289	653	-	272	7,539	299	-	-
1.20%	936	3,897	1,629	2,507	7,743	1,469	-	-
1.25%	30	294	624	367	827	6	-	-
1.30%	3,079	-	43,545	4	987	14,137	5,475	67,855
1.35%	188	594	285	815	1,812	657	-	-
1.40%	770	436	968	658	1,747	156	-	-
1.45%	1,713	1,381	873	2,298	6,624	778	-	-
1.50%	193	495	455	144	404	20	-	-
1.55%	-	-	-	-	20	-	-	-
1.60%	-	11	11	36	22	4	-	-
1.65%	-	368	-	-	1,731	17	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	24	-	-	115	-	-	-
1.90%	-	-	51	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$12,696	$12,215	$52,454	$16,686	$38,918	$18,125	$5,475	$67,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	FHIP	FMG	FPR	FO2R	TIF3	OVGS4	PVF	IDF

0.95%	$-	$-	$-	$774	$1,635	$4,613	$734	$2,418
1.00%	-	-	-	-	50	117	51	34
1.05%	-	-	-	-	39	58	-	42
1.10%	-	-	-	923	762	1,742	89	1,267
1.15%	-	-	-	164	613	1,115	499	-
1.20%	-	-	-	1,922	2,224	6,019	553	1,894
1.25%	-	-	-	46	215	860	-	584
1.30%	267	82,411	67,534	12,863	21,491	36,096	-	36,442
1.35%	-	-	-	208	288	1,029	167	332
1.40%	-	-	-	80	1,080	572	-	595
1.45%	-	-	-	1,158	1,732	4,497	288	1,772
1.50%	-	-	-	45	315	679	14	200
1.55%	-	-	-	-	-	-	-	9
1.60%	-	-	-	-	39	8	-	8
1.65%	-	-	-	24	29	139	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	27	-	-
2.05%	-	-	-	-	-	-	-	-

	$267	$82,411	$67,534	$18,207	$30,512	$57,571	$2,395	$45,597

	PUIGA	PBF	WRASCA	SCS	SE	SGR	WFLCCI	STR

0.95%	$-	$-	$1,702	$1,942	$163	$1,560	$80	$-
1.00%	-	-	26	11	-	61	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	1,931	132	41	2,722	-	-
1.15%	-	-	347	-	38	1,189	-	-
1.20%	-	-	2,191	3,074	816	2,128	906	-
1.25%	-	-	64	239	-	203	-	-
1.30%	-	12,322	-	21,867	-	-	-	22,036
1.35%	-	-	100	99	96	1,042	17	-
1.40%	-	-	379	46	68	381	27	-
1.45%	54	-	929	1,560	709	3,176	29	-
1.50%	-	-	13	651	28	17	-	-
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	7	-	-	-	4	-
1.65%	-	-	-	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.90%	-	-	-	9	-	-	-	-
2.05%	-	-	-	-	-	-	-	-

	$54	$12,322	$7,689	$29,630	$1,959	$12,479	$1,063	$22,036

	WFEVAD	OCHI

0.95%	$-	$2,065
1.00%	-	-
1.05%	-	-
1.10%	-	-
1.15%	-	1
1.20%	-	150
1.25%	-	-
1.30%	8,800	11
1.35%	-	20
1.40%	-	8
1.45%	-	237
1.50%	-	-
1.55%	-	-
1.60%	-	-
1.65%	-	-
1.70%	-	-
1.75%	-	-
1.80%	-	-
1.90%	-	-
2.05%	-	-

	$8,800	$2,492

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $329,700 and $790,028, respectively, and total transfers from the Account to the fixed account were $1,274,354 and $1,588,912, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $105,675 and $281,806 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$199,399,905	$0	$0	$199,399,905

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Equity and Income Fund - Class A (VKEIA)	$145,297	$7,860
Growth and Income Fund - Class A (VKGIA)	79,421	484,305
Invesco Mid Cap Growth Fund - Class A (VKGA)	31,459	186,411
Aberdeen Small Cap Fund - Class A (PRSCA)	39,664	304,542
Global Fixed Income Fund - Institutional Service Class (ADGFIS)	117,201	168,046
U.S. Equity Fund - Institutional Service Class (ADUES)	40,639	290,336
American Century International Growth Fund - Class A (TCIGA)	1,372	13,875
American Century International Growth Fund - Investor Class (TCIGR)	10,416	121,411
Growth Fund - Investor Class (TCG)	413,722	861,861
Income & Growth Fund - Class A (ACIGA)	116,316	168,829
Income & Growth Fund - Investor Class (IGF)	230,146	612,241
Short-Term Government Fund - Investor Class (BSTG)	259,515	322,413
Ultra(R) Fund - Investor Class (TCUL)	134,029	984,929
High-Yield Opportunities Fund - Institutional Class (DWHYOI)	409,871	188,365
Appreciation Fund, Inc. (DAF)	418,833	674,998
Balanced Opportunity Fund - Class Z (DPBOZ)	63,780	144,836
Dreyfus S&P 500 Index Fund (DSPI)	561,759	1,407,437
Intermediate Term Income Fund - Class A (DPITIA)	330,955	415,536
Opportunistic Small Cap Fund (DROSC)	13,993	3,645
Third Century Fund, Inc. - Class Z (DTC)	45,093	106,983
Bond Fund - Class F Shares (FBDF)	653,122	266,953
Equity Income Fund, Inc. - Class F Shares (FEQIF)	22,024	92,942
High Yield Trust (FHYT)	1,587,874	1,055,087
Intermediate Corporate Bond Fund - Service Shares (FIIF)	147,071	190,473
Advisor Balanced Fund - Class A (FABA)	4,265	90,320
Advisor Balanced Fund - Class T (FAB)	216,454	89,291
Advisor Equity Growth Fund - Class A (FAEGA)	28,992	187,953
Advisor Equity Income Fund - Class A (FAEIA)	112,347	421,472
Advisor Equity Income Fund - Class T (FAEI)	164,701	279,606
Advisor Growth Opportunities Fund - Class A (FAGOA)	118,970	66,173
Advisor Growth Opportunities Fund - Class T (FAGO)	149,058	305,162
Advisor High Income Advantage Fund - Class T (FAHY)	106,075	70,086
Advisor Overseas Fund - Class A (FAOA)	104	841
Asset Manager 50% (FAM)	197,215	295,290
Balance Sheet Investment Fund - Class A (FRBSI)	173,257	526,588
Foreign Fund - Class A (TFF)	24,602	108,777
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)	258,876	857,336
Small-Mid Cap Growth Fund - Class A (FSCG)	121,553	185,266
Real Estate Fund - Class A (AREA)	373,816	641,352
Small Cap Growth Fund - Investor Class (ASCGI)	57,051	354,318
Janus Balanced Fund - Class S (JBS)	197,775	263,109
Class T (JF)	72,989	570,066
Janus Overseas Fund - Class S (JOS)	78,528	151,442
Janus Twenty Fund - Class T (JTF)	1,073,841	2,452,972
Janus Worldwide Fund - Class T (JWF)	18,200	273,842
Janus Worldwide Fund - Class S (JWS)	25,518	23,022
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)	390,235	540,864
MFS Strategic Income Fund - Class A (MSI)	299,592	141,523
Bond Fund - Institutional Service Class (NBF)	126,924	162,489
Bond Index Fund - Class A (NBIXA)	77,735	59,416
Fund - Class A (NFA)	15,268	235,802
Nationwide Fund - Institutional Service Class (NF)	124,349	705,575
Government Bond Fund - Institutional Service Class (NGBF)	1,095,510	815,318
Nationwide Growth Fund - Institutional Class (NGF)	2,023	87,208
International Index Fund - Class A (NIIXA)	148	1,614
Investor Destinations Aggressive Fund - Service Class (IDAS)	127,439	222,616
Investor Destinations Conservative Fund - Service Class (IDCS)	121,578	327,950

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

Investor Destinations Moderate Fund - Service Class (IDMS)	311,495	707,695
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)	333,254	909,230
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)	226,298	297,703
Mid Cap Market Index Fund - Class A (NMCIXA)	81,387	295,664
Money Market Fund - Prime Shares (MMF)	3,882,190	3,674,922
Money Market Fund - Service Class (MMFR)	3,427,021	3,636,683
Nationwide Growth Fund - Class A (NGFA)	94,807	102,919
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	246,730	278,248
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	112,495	40,687
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	567,906	759,271
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	400,436	622,823
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	235,036	168,803
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	59,717	58,970
S&P 500 Index Fund - Service Class (NIXR)	239,451	243,730
Small Cap Index Fund - Class A (NSCIXA)	48,562	159,849
Templeton NVIT International Value Fund - Class III (NVTIV3)	44,750	18,176
Genesis Fund - Trust Class (NBGST)	790,570	1,939,175
Guardian Fund - Investor Class (NBGF)	115,572	264,662
Guardian Fund - Trust Class (NBGT)	9,614	9,179
Large Cap Value Fund: Investor Class (PF)	127,382	624,086
Large Cap Value Fund: Trust Class (NBPT)	7,421	71,920
Short Duration Bond Fund - Investor Class (NLMB)	140,491	126,755
Socially Responsive Fund - Trust Class (NBSRT)	73,961	266,378
Oppenheimer Capital Appreciation Fund - Class A (OCAF)	34,981	351,605
Oppenheimer Global Fund - Class A (OGF)	47,121	731,504
Global Strategic Income Fund - Class A (OSI)	1,422,951	672,586
PIMCO Total Return Fund - Class A (PMTRA)	620,065	792,662
VP International Fund - Class IV (ACVI4)	96,587	356,559
Capital & Income Fund (FCI)	25,401	49,793
Equity-Income Fund (FEI)	314,644	725,157
High Income Portfolio - Initial Class (FHIP)	1,118	11,384
Magellan Fund (FMG)	205,962	847,310
Puritan Fund (FPR)	662,470	990,985
VIP Overseas Portfolio - Service Class 2 R (FO2R)	269,633	390,311
Templeton Foreign Securities Fund - Class 3 (TIF3)	361,930	389,057
Global Securities Fund/VA - Class 4 (OVGS4)	316,222	1,203,018
Voyager Fund - Class A (PVF)	31,895	73,408
Dynamics Fund - Investor Class (IDF)	204,089	890,969
Putnam International Equity Fund - Class A (PUIGA)	40	57
Virtus Balanced Fund - Class A (PBF)	211,811	45,064
Advisors Small Cap Fund - Class A (WRASCA)	102,777	268,697
Advantage Common Stock Fund - Investor Class (SCS)	262,022	451,920
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)	12,366	76,795
Advantage Growth Fund - Investor Class (SGR)	216,133	351,056
Advantage - Large Cap Core - Investor Class (WFLCCI)	3,198	75,026
Advantage Large Cap Growth Fund - Investor Class (STR)	168,040	170,332
Equity Value Fund - Administrative Class (WFEVAD)	56,923	140,808
Champion Income Fund - Class A (obsolete) (OCHI)	421,442	858,396

Total	$29,474,927	$46,780,960

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity and Income Fund - Class A (VKEIA)
2012	0.95% to 2.05%	23,806	$ 10.42 to $ 10.23	$246,545	2.46%	11.81% to 10.56%
2011	0.95% to 2.05%	9,998	9.32 to 9.26	92,977	1.49%	-6.80% to -7.44%	****
Growth and Income Fund - Class A (VKGIA)
2012	0.95% to 1.65%	62,426	18.08 to 16.88	1,105,642	1.54%	13.49% to 12.68%
2011	0.95% to 1.65%	86,270	15.93 to 14.98	1,354,117	1.26%	-3.02% to -3.70%
2010	0.95% to 1.75%	107,293	16.43 to 15.44	1,738,936	1.27%	11.58% to 10.68%
2009	0.95% to 1.75%	145,665	14.72 to 13.95	2,118,535	1.53%	23.08% to 22.09%
2008	0.95% to 1.90%	162,476	11.96 to 11.33	1,925,148	1.85%	-32.84% to -33.48%
Invesco Mid Cap Growth Fund - Class A (VKGA)
2012	0.95% to 1.50%	30,739	22.79 to 21.59	688,689	0.00%	10.70% to 10.09%
2011	0.95% to 1.50%	37,463	20.58 to 19.61	759,645	0.00%	-9.97% to -10.47%
2010	0.95% to 1.50%	39,537	22.86 to 21.91	892,283	0.00%	26.13% to 25.44%
2009	0.95% to 1.50%	50,066	18.12 to 17.46	897,880	0.00%	57.79% to 56.92%
2008	0.95% to 1.50%	62,283	11.49 to 11.13	710,249	0.00%	-48.89% to -49.18%
Aberdeen Small Cap Fund - Class A (PRSCA)
2012	0.95% to 1.50%	54,658	20.66 to 19.25	1,270,753	0.00%	12.98% to 12.35%
2011	0.95% to 1.50%	65,597	18.28 to 17.13	1,358,086	0.33%	-7.22% to -7.73%
2010	0.95% to 1.50%	81,745	19.71 to 18.57	1,843,302	0.36%	26.51% to 25.81%
2009	0.95% to 1.50%	103,567	15.58 to 14.76	1,836,852	0.00%	36.22% to 35.47%
2008	0.95% to 1.50%	115,944	11.44 to 10.90	1,507,368	0.29%	-45.40% to -45.71%
Global Fixed Income Fund - Institutional Service Class (ADGFIS)
2012	1.30%	64,761	11.60	751,061	1.11%	3.32%
2011	1.30%	69,098	11.22	775,593	3.12%	2.46%
2010	1.30%	80,749	10.96	884,615	5.34%	3.84%
2009	1.30%	89,576	10.55	945,003	1.40%	5.50%	****
U.S. Equity Fund - Institutional Service Class (ADUES)
2012	1.30%	115,225	12.33	1,420,282	1.04%	14.83%
2011	1.30%	136,054	10.73	1,460,438	0.22%	7.34%	****
American Century International Growth Fund - Class A (TCIGA)
2012	0.95% to 1.50%	10,666	9.59 to 8.94	99,315	1.46%	20.43% to 19.76%
2011	0.95% to 1.50%	12,184	7.97 to 7.46	94,360	0.74%	-12.91% to -13.39%
2010	0.95% to 1.50%	12,326	9.15 to 8.62	109,871	0.90%	12.38% to 11.76%
2009	0.95% to 1.50%	12,624	8.14 to 7.71	100,366	0.61%	32.46% to 31.73%
2008	0.95% to 1.50%	17,553	6.14 to 5.85	105,827	0.92%	-45.88% to -46.19%
American Century International Growth Fund - Investor Class (TCIGR)
2012	1.30%	21,618	27.30	590,110	1.79%	20.28%
2011	1.30%	26,185	22.69	594,261	1.22%	-12.99%
2010	1.30%	31,164	26.08	812,813	1.42%	12.22%
2009	1.30%	35,850	23.24	833,179	0.96%	32.28%
2008	1.30%	38,918	17.57	683,752	1.23%	-45.93%
Growth Fund - Investor Class (TCG)
2012	0.95% to 1.50%	144,835	8.83 to 8.23	5,593,908	0.87%	12.83% to 12.20%
2011	0.95% to 1.50%	171,700	7.83 to 7.34	5,522,792	0.46%	-1.84% to -2.38%
2010	0.95% to 1.50%	173,962	7.97 to 7.51	5,990,131	0.36%	16.52% to 15.87%
2009	0.95% to 1.50%	189,765	6.84 to 6.48	5,481,556	0.29%	34.19% to 33.45%
2008	0.95% to 1.50%	201,215	5.10 to 4.86	4,427,698	0.35%	-38.44% to -38.78%
Income & Growth Fund - Class A (ACIGA)
2012	0.95% to 1.90%	149,912	10.63 to 9.40	1,544,799	1.87%	13.21% to 12.12%
2011	0.95% to 1.90%	156,001	9.39 to 8.39	1,424,932	1.31%	1.75% to 0.77%
2010	0.95% to 1.90%	170,813	9.22 to 8.32	1,536,531	1.19%	12.75% to 11.67%
2009	0.95% to 1.90%	185,704	8.18 to 7.45	1,483,938	1.97%	16.46% to 15.35%
2008	0.95% to 1.90%	193,769	7.02 to 6.46	1,333,084	1.41%	-35.43% to -36.05%
Income & Growth Fund - Investor Class (IGF)
2012	1.30%	115,520	21.29	2,459,020	2.08%	13.03%
2011	1.30%	134,955	18.83	2,541,597	1.55%	1.68%
2010	1.30%	153,519	18.52	2,843,369	1.43%	12.62%
2009	1.30%	175,496	16.45	2,886,200	2.22%	16.39%
2008	1.30%	191,548	14.13	2,706,645	1.61%	-35.53%
Short-Term Government Fund - Investor Class (BSTG)
2012	0.95% to 1.90%	108,398	13.63 to 12.07	2,048,340	0.33%	-0.66% to -1.61%
2011	0.95% to 1.90%	110,359	13.72 to 12.26	2,123,419	0.76%	0.58% to -0.39%
2010	0.95% to 1.90%	118,333	13.65 to 12.31	2,342,931	1.02%	1.30% to 0.33%
2009	0.95% to 1.90%	136,216	13.47 to 12.27	2,521,535	1.84%	1.72% to 0.74%
2008	0.95% to 1.90%	132,980	13.24 to 12.18	2,492,848	3.48%	3.74% to 2.74%
Ultra(R) Fund - Investor Class (TCUL)
2012	0.95% to 1.65%	328,206	8.35 to 7.63	5,953,373	0.48%	13.09% to 12.29%
2011	0.95% to 1.65%	376,005	7.38 to 6.79	6,007,201	0.00%	0.23% to -0.47%
2010	0.95% to 1.65%	421,165	7.36 to 6.83	6,649,134	0.22%	15.46% to 14.64%
2009	0.95% to 1.65%	467,772	6.38 to 5.95	6,451,550	0.52%	34.07% to 33.13%
2008	0.95% to 1.65%	532,419	4.76 to 4.47	5,467,158	0.35%	-42.29% to -42.70%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High-Yield Opportunities Fund - Institutional Class (DWHYOI)
2012	1.30%	53,365	$ 18.10	$965,740	7.53%	16.19%
2011	1.30%	43,302	15.58	674,459	8.10%	0.87%
2010	1.30%	48,155	15.44	743,548	8.90%	15.15%
2009	1.30%	51,698	13.41	693,236	6.31%	34.09%	****
Appreciation Fund, Inc. (DAF)
2012	0.95% to 1.90%	201,744	12.08 to 10.69	2,764,269	1.64%	9.13% to 8.08%
2011	0.95% to 1.90%	221,462	11.07 to 9.89	2,788,053	1.43%	6.60% to 5.58%
2010	0.95% to 1.90%	224,836	10.39 to 9.37	2,647,383	1.19%	14.16% to 13.07%
2009	0.95% to 1.90%	252,934	9.10 to 8.29	2,619,402	2.05%	19.86% to 18.71%
2008	0.95% to 1.90%	281,538	7.59 to 6.98	2,425,499	1.69%	-33.01% to -33.66%
Balanced Opportunity Fund - Class Z (DPBOZ)
2012	0.95% to 1.60%	66,287	11.86 to 11.25	766,707	1.20%	12.35% to 11.61%
2011	0.95% to 1.60%	73,716	10.56 to 10.08	761,263	1.26%	-2.67% to -3.31%
2010	0.95% to 1.60%	93,691	10.85 to 10.42	997,784	1.44%	12.23% to 11.49%
2009	0.95% to 1.60%	109,528	9.67 to 9.35	1,041,825	1.86%	20.86% to 20.07%
2008	0.95% to 1.60%	119,594	8.00 to 7.79	944,349	2.23%	-28.49% to -28.96%
Dreyfus S&P 500 Index Fund (DSPI)
2012	1.30%	276,731	33.83	9,362,126	1.78%	13.95%
2011	1.30%	308,314	29.69	9,153,730	1.50%	0.33%
2010	1.30%	333,365	29.59	9,864,563	1.53%	13.07%
2009	1.30%	359,565	26.17	9,409,875	1.85%	24.40%
2008	1.30%	390,208	21.04	8,208,950	1.75%	-38.10%
Intermediate Term Income Fund - Class A (DPITIA)
2012	1.30%	117,378	12.90	1,514,251	2.33%	5.79%
2011	1.30%	126,265	12.19	1,539,777	2.93%	5.92%
2010	1.30%	134,162	11.51	1,544,674	3.80%	7.60%
2009	1.30%	148,448	10.70	1,588,436	4.80%	15.58%
2008	1.30%	171,020	9.26	1,583,323	3.07%	-7.42%	****
Opportunistic Small Cap Fund (DROSC)
2012	1.20% to 1.25%	1,580	12.78 to 12.77	20,186	0.00%	19.28% to 19.22%
2011	1.20% to 1.25%	735	10.71	7,873	0.00%	7.12% to 7.11%	****
Third Century Fund, Inc. - Class Z (DTC)
2012	0.95% to 1.45%	30,148	7.58 to 7.11	526,210	0.67%	10.60% to 10.04%
2011	0.95% to 1.45%	31,777	6.86 to 6.46	531,455	0.64%	-0.26% to -0.76%
2010	0.95% to 1.50%	39,481	6.87 to 6.48	637,482	0.59%	13.41% to 12.78%
2009	0.95% to 1.50%	44,065	6.06 to 5.74	618,308	0.91%	32.03% to 31.30%
2008	0.95% to 1.50%	46,872	4.59 to 4.37	503,854	0.34%	-34.92% to -35.29%
Bond Fund - Class F Shares (FBDF)
2012	0.95% to 2.05%	99,418	21.42 to 18.60	2,212,934	4.89%	9.17% to 7.96%
2011	0.95% to 2.05%	84,745	19.62 to 17.23	1,737,713	5.39%	5.01% to 3.84%
2010	0.95% to 2.05%	103,684	18.69 to 16.59	2,029,593	6.06%	9.80% to 8.58%
2009	0.95% to 2.05%	103,439	17.02 to 15.28	1,847,181	6.38%	25.21% to 23.82%
2008	0.95% to 2.05%	116,421	13.59 to 12.34	1,665,806	6.34%	-11.20% to -12.19%
Equity Income Fund, Inc. - Class F Shares (FEQIF)
2012	0.95% to 1.45%	5,018	10.69 to 10.04	52,061	2.78%	9.83% to 9.27%
2011	0.95% to 1.45%	11,965	9.73 to 9.19	112,671	2.61%	6.15% to 5.62%
2010	0.95% to 1.45%	12,695	9.17 to 8.70	112,991	2.73%	10.29% to 9.74%
2009	0.95% to 1.45%	12,993	8.31 to 7.93	105,337	2.96%	14.30% to 13.73%
2008	0.95% to 1.45%	10,426	7.27 to 6.97	74,252	2.68%	-30.55% to -30.90%
High Yield Trust (FHYT)
2012	0.95% to 1.90%	157,579	20.80 to 18.41	3,126,738	6.44%	17.21% to 16.08%
2011	0.95% to 1.90%	137,795	17.75 to 15.86	2,325,698	6.65%	2.50% to 1.52%
2010	0.95% to 1.90%	190,156	17.31 to 15.62	3,183,303	7.00%	15.29% to 14.18%
2009	0.95% to 1.90%	343,037	15.02 to 13.68	5,038,389	7.99%	54.05% to 52.57%
2008	0.95% to 1.90%	146,497	9.75 to 8.97	1,367,641	8.64%	-28.81% to -29.49%
Intermediate Corporate Bond Fund - Service Shares (FIIF)
2012	0.95% to 1.90%	37,865	17.37 to 15.43	636,525	4.01%	8.33% to 7.28%
2011	0.95% to 1.90%	41,523	16.03 to 14.39	648,172	4.38%	1.90% to 0.92%
2010	0.95% to 1.90%	56,098	15.73 to 14.25	863,714	4.49%	6.02% to 5.00%
2009	0.95% to 1.90%	59,189	14.84 to 13.58	863,050	4.79%	15.64% to 14.53%
2008	0.95% to 1.90%	53,935	12.83 to 11.85	679,230	5.15%	-8.13% to -9.01%
Advisor Balanced Fund - Class A (FABA)
2012	0.95% to 1.50%	10,391	13.47 to 12.55	135,160	1.26%	11.32% to 10.70%
2011	0.95% to 1.50%	17,211	12.10 to 11.34	202,783	1.45%	0.40% to -0.16%
2010	0.95% to 1.50%	23,021	12.05 to 11.35	270,598	1.64%	12.19% to 11.57%
2009	0.95% to 1.50%	28,453	10.74 to 10.18	299,710	1.99%	26.02% to 25.32%
2008	0.95% to 1.50%	35,526	8.52 to 8.12	297,253	1.96%	-32.50% to -32.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisor Balanced Fund - Class T (FAB)
2012	1.30%	66,501	$18.94	$1,259,205	1.21%	10.64%
2011	1.30%	59,697	17.11	1,021,638	1.32%	-0.11%
2010	1.30%	63,448	17.13	1,087,007	1.43%	11.54%
2009	1.30%	70,667	15.36	1,085,420	1.84%	25.29%
2008	1.30%	68,727	12.26	842,534	1.71%	-32.86%
Advisor Equity Growth Fund - Class A (FAEGA)
2012	0.95% to 1.65%	76,497	8.23 to 7.54	607,246	0.00%	13.10% to 12.30%
2011	0.95% to 1.65%	95,472	7.27 to 6.72	671,499	0.00%	-0.98% to -1.68%
2010	0.95% to 1.65%	103,042	7.35 to 6.83	734,881	0.00%	22.39% to 21.53%
2009	0.95% to 1.65%	124,740	6.00 to 5.62	730,621	0.00%	26.70% to 25.80%
2008	0.95% to 1.65%	140,144	4.74 to 4.47	651,442	0.11%	-47.46% to -47.83%
Advisor Equity Income Fund - Class A (FAEIA)
2012	0.95% to 1.90%	126,885	15.04 to 13.32	1,832,057	2.47%	15.70% to 14.58%
2011	0.95% to 1.90%	150,911	13.00 to 11.62	1,896,404	1.98%	-0.52% to -1.47%
2010	0.95% to 1.90%	178,554	13.07 to 11.79	2,267,212	1.34%	12.22% to 11.14%
2009	0.95% to 1.90%	222,198	11.65 to 10.61	2,524,127	1.76%	23.33% to 22.14%
2008	0.95% to 1.90%	234,094	9.45 to 8.69	2,164,344	1.43%	-41.18% to -41.74%
Advisor Equity Income Fund - Class T (FAEI)
2012	1.30%	76,388	22.81	1,742,583	2.26%	15.06%
2011	1.30%	82,492	19.83	1,635,451	1.75%	-1.09%
2010	1.30%	91,181	20.04	1,827,597	1.15%	11.66%
2009	1.30%	103,627	17.95	1,860,200	1.51%	22.66%
2008	1.30%	127,058	14.64	1,859,519	1.18%	-41.53%
Advisor Growth Opportunities Fund - Class A (FAGOA)
2012	0.95% to 1.50%	50,561	9.57 to 8.92	467,341	0.00%	17.84% to 17.18%
2011	0.95% to 1.50%	44,584	8.12 to 7.61	349,256	0.00%	0.94% to 0.38%
2010	0.95% to 1.50%	51,072	8.05 to 7.58	398,386	0.00%	22.52% to 21.84%
2009	0.95% to 1.50%	54,119	6.57 to 6.22	345,902	0.47%	45.82% to 45.01%
2008	0.95% to 1.90%	61,783	4.50 to 4.14	272,500	0.00%	-55.73% to -56.16%
Advisor Growth Opportunities Fund - Class T (FAGO)
2012	1.30%	118,799	16.37	1,944,381	0.00%	17.19%
2011	1.30%	127,085	13.97	1,774,960	0.00%	0.42%
2010	1.30%	137,050	13.91	1,906,065	0.00%	21.81%
2009	1.30%	152,316	11.42	1,739,069	0.23%	44.97%
2008	1.30%	170,528	7.88	1,343,043	0.00%	-55.96%
Advisor High Income Advantage Fund - Class T (FAHY)
2012	0.95% to 1.90%	26,281	22.49 to 19.90	702,423	4.94%	16.98% to 15.85%
2011	0.95% to 1.90%	25,766	19.22 to 17.18	601,339	6.11%	-1.11% to -2.05%
2010	0.95% to 1.90%	29,851	19.44 to 17.54	702,816	6.72%	16.79% to 15.67%
2009	0.95% to 1.90%	36,159	16.64 to 15.16	727,082	6.50%	68.01% to 66.40%
2008	0.95% to 1.90%	53,238	9.91 to 9.11	612,390	7.09%	-39.52% to -40.10%
Advisor Overseas Fund - Class A (FAOA)
2012	0.95% to 1.50%	592	10.94 to 10.22	6,362	1.50%	19.62% to 18.95%
2011	0.95% to 1.50%	678	9.14 to 8.59	6,087	1.33%	-18.65% to -19.10%
2010	0.95% to 1.50%	678	11.24 to 10.62	7,495	1.08%	12.02% to 11.40%
2009	0.95% to 1.50%	847	10.03 to 9.53	8,321	1.56%	25.11% to 24.42%
2008	0.95% to 1.50%	1,180	8.02 to 7.66	9,267	1.07%	-43.58% to -43.89%
Asset Manager 50% (FAM)
2012	1.30%	63,385	26.07	1,652,169	1.58%	9.92%
2011	1.30%	67,768	23.71	1,607,050	1.77%	-1.93%
2010	1.30%	71,921	24.18	1,739,186	1.80%	12.04%
2009	1.30%	76,622	21.58	1,653,754	2.46%	29.24%
2008	1.30%	84,558	16.70	1,412,125	2.87%	-28.74%
Balance Sheet Investment Fund - Class A (FRBSI)
2012	0.95% to 1.65%	87,231	22.13 to 20.29	1,861,773	1.43%	14.54% to 13.73%
2011	0.95% to 1.65%	109,046	19.32 to 17.84	2,042,848	0.50%	-7.25% to -7.90%
2010	0.95% to 1.65%	131,609	20.83 to 19.37	2,673,167	1.51%	20.69% to 19.84%
2009	0.95% to 1.65%	164,620	17.26 to 16.16	2,779,669	1.12%	21.43% to 20.57%
2008	0.95% to 1.65%	186,547	14.21 to 13.40	2,602,134	1.34%	-36.62% to -37.07%
Foreign Fund - Class A (TFF)
2012	0.95% to 1.65%	50,054	17.09 to 15.62	1,157,090	2.25%	17.43% to 16.59%
2011	0.95% to 1.65%	54,681	14.55 to 13.40	1,079,973	2.10%	-13.54% to -14.15%
2010	0.95% to 1.65%	71,757	16.83 to 15.60	1,633,935	1.76%	7.47% to 6.71%
2009	0.95% to 1.65%	88,536	15.66 to 14.62	1,879,216	1.55%	48.31% to 47.26%
2008	0.95% to 1.65%	128,037	10.56 to 9.93	1,801,366	2.68%	-46.60% to -46.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mutual Series Funds - Mutual Shares Fund - Class A (TMSF)
2012	0.95% to 1.90%	236,898	$ 17.61 to $ 15.59	$4,280,497	1.88%	13.66% to 12.56%
2011	0.95% to 1.90%	273,575	15.50 to 13.85	4,361,527	2.01%	-2.72% to -3.65%
2010	0.95% to 1.90%	326,468	15.93 to 14.37	5,359,725	2.77%	10.35% to 9.30%
2009	0.95% to 1.90%	370,806	14.43 to 13.15	5,518,368	2.20%	26.63% to 25.41%
2008	0.95% to 1.90%	429,113	11.40 to 10.49	5,060,629	0.88%	-38.69% to -39.28%
Small-Mid Cap Growth Fund - Class A (FSCG)
2012	0.95% to 1.80%	100,576	9.81 to 8.79	955,270	0.00%	9.73% to 8.78%
2011	0.95% to 1.80%	115,534	8.94 to 8.08	1,002,423	0.00%	-5.80% to -6.60%
2010	0.95% to 1.80%	126,663	9.49 to 8.65	1,170,673	0.00%	27.22% to 26.12%
2009	0.95% to 1.90%	155,606	7.46 to 6.79	1,134,419	0.00%	41.81% to 40.45%
2008	0.95% to 1.90%	178,924	5.26 to 4.84	923,208	0.00%	-43.06% to -43.61%
Real Estate Fund - Class A (AREA)
2012	0.95% to 1.90%	88,466	11.28 to 11.10	993,612	0.39%	15.44% to 14.33%
2011	0.95% to 1.90%	120,617	9.77 to 9.71	1,176,920	0.46%	-2.31% to -2.88%	****
Small Cap Growth Fund - Investor Class (ASCGI)
2012	0.95% to 1.65%	27,450	13.07 to 12.46	353,980	0.00%	17.21% to 16.38%
2011	0.95% to 1.65%	52,838	11.15 to 10.71	585,308	0.00%	-2.17% to -2.86%
2010	0.95% to 1.65%	31,371	11.40 to 11.02	354,081	0.00%	25.07% to 24.19%
2009	0.95% to 1.65%	44,299	9.11 to 8.87	400,977	0.00%	33.17% to 32.23%
2008	0.95% to 1.65%	39,233	6.84 to 6.71	267,042	0.00%	-39.33% to -39.76%
Janus Balanced Fund - Class S (JBS)
2012	0.95% to 1.65%	89,940	13.73 to 13.40	1,226,845	2.19%	11.61% to 10.82%
2011	0.95% to 1.65%	98,460	12.31 to 12.09	1,206,245	1.83%	0.11% to -0.60%
2010	0.95% to 1.65%	92,967	12.29 to 12.16	1,139,235	1.95%	6.49% to 5.74%
2009	0.95% to 1.65%	102,509	11.54 to 11.50	1,182,271	0.65%	15.43% to 15.03%	****
Janus Fund - Class T (JF)
2012	0.95% to 2.05%	198,550	7.09 to 6.15	3,390,414	0.59%	16.62% to 15.32%
2011	0.95% to 2.05%	226,017	6.08 to 5.33	3,341,605	0.41%	-6.77% to -7.81%
2010	0.95% to 2.05%	264,736	6.52 to 5.79	4,160,420	0.23%	10.16% to 8.93%
2009	0.95% to 2.05%	315,151	5.92 to 5.31	4,377,228	0.49%	36.00% to 34.49%
2008	0.95% to 2.05%	342,863	4.35 to 3.95	3,522,123	0.58%	-40.41% to -41.07%
Janus Overseas Fund - Class S (JOS)
2012	0.95% to 1.50%	24,526	11.00 to 10.79	267,822	2.39%	11.03% to 10.41%
2011	0.95% to 1.50%	32,863	9.91 to 9.77	323,703	0.00%	-33.56% to -33.93%
2010	0.95% to 1.50%	32,990	14.91 to 14.79	490,290	0.00%	17.85% to 17.19%
2009	0.95% to 1.50%	13,953	12.65 to 12.62	176,315	0.47%	26.52% to 26.17%	****
Janus Twenty Fund - Class T (JTF)
2012	0.95% to 1.90%	420,544	8.55 to 7.56	13,947,114	0.70%	21.15% to 19.99%
2011	0.95% to 1.90%	466,181	7.05 to 6.30	12,669,534	0.07%	-9.06% to -9.93%
2010	0.95% to 1.90%	554,286	7.76 to 7.00	16,144,328	0.24%	5.96% to 4.94%
2009	0.95% to 1.90%	631,933	7.32 to 6.67	17,300,779	0.00%	41.91% to 40.55%
2008	0.95% to 1.90%	702,689	5.16 to 4.74	13,313,774	0.01%	-42.52% to -43.08%
Janus Worldwide Fund - Class T (JWF)
2012	0.95% to 1.45%	119,817	6.47 to 6.07	1,851,784	1.01%	18.70% to 18.10%
2011	0.95% to 1.45%	136,743	5.45 to 5.14	1,794,282	0.61%	-14.66% to -15.09%
2010	0.95% to 1.45%	159,288	6.39 to 6.05	2,468,371	0.47%	14.52% to 13.94%
2009	0.95% to 1.45%	186,615	5.58 to 5.31	2,543,389	1.21%	36.37% to 35.68%
2008	0.95% to 1.45%	211,026	4.09 to 3.91	2,121,683	0.80%	-45.54% to -45.82%
Janus Worldwide Fund - Class S (JWS)
2012	0.95% to 1.65%	16,415	14.11 to 13.76	229,314	0.73%	18.41% to 17.57%
2011	0.95% to 1.65%	16,166	11.92 to 11.71	191,270	0.33%	-14.87% to -15.47%
2010	0.95% to 1.65%	18,742	14.00 to 13.85	261,201	0.11%	15.73% to 14.91%
2009	0.95% to 1.90%	22,694	12.09 to 12.04	274,116	0.29%	20.94% to 20.37%	****
U.S. Small-Mid Cap Equity Portfolio - Open Shares (LSC)
2012	0.95% to 1.90%	91,719	21.63 to 19.14	2,101,085	0.00%	13.97% to 12.87%
2011	0.95% to 1.90%	99,730	18.98 to 16.96	2,010,952	0.00%	-10.95% to -11.80%
2010	0.95% to 1.90%	104,955	21.31 to 19.23	2,383,031	0.00%	22.19% to 21.02%
2009	0.95% to 1.90%	105,658	17.44 to 15.89	1,967,783	0.00%	53.49% to 52.02%
2008	0.95% to 1.90%	110,931	11.36 to 10.45	1,350,395	0.00%	-35.35% to -35.98%
MFS Strategic Income Fund - Class A (MSI)
2012	1.30%	85,387	18.33	1,564,949	4.66%	9.27%
2011	1.30%	79,260	16.77	1,329,413	5.00%	2.98%
2010	1.30%	70,649	16.29	1,150,745	5.24%	8.47%
2009	1.30%	69,165	15.02	1,038,632	6.21%	23.35%
2008	1.30%	56,765	12.17	691,060	7.47%	-12.96%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Bond Fund - Institutional Service Class (NBF)
2012	0.95% to 2.05%	23,941	$ 19.97 to $ 17.34	$1,436,368	3.50%	7.29% to 6.09%
2011	0.95% to 2.05%	25,913	18.62 to 16.34	1,423,676	3.73%	5.60% to 4.43%
2010	0.95% to 2.05%	27,488	17.63 to 15.65	1,458,334	3.87%	7.08% to 5.89%
2009	0.95% to 2.05%	31,453	16.46 to 14.78	1,432,899	5.56%	14.86% to 13.59%
2008	0.95% to 2.05%	29,775	14.33 to 13.01	1,245,419	4.97%	-5.53% to -6.58%
Bond Index Fund - Class A (NBIXA)
2012	0.95% to 1.65%	25,593	17.03 to 15.62	418,504	2.40%	2.65% to 1.92%
2011	0.95% to 1.65%	24,974	16.59 to 15.32	398,381	2.84%	6.10% to 5.35%
2010	0.95% to 1.65%	25,410	15.64 to 14.55	384,194	3.31%	4.90% to 4.16%
2009	0.95% to 1.65%	23,438	14.91 to 13.96	339,699	4.07%	4.00% to 3.27%
2008	0.95% to 1.65%	23,594	14.34 to 13.52	329,974	4.43%	3.46% to 2.73%
Fund - Class A (NFA)
2012	0.95% to 1.65%	101,501	10.69 to 10.55	1,078,616	1.15%	13.15% to 12.35%
2011	0.95% to 1.65%	123,484	9.45 to 9.39	1,163,324	0.90%	-5.54% to -6.10%	****
Nationwide Fund - Institutional Service Class (NF)
2012	0.95% to 1.65%	37,854	10.91 to 9.98	2,267,416	1.39%	13.40% to 12.60%
2011	0.95% to 1.65%	46,198	9.62 to 8.86	2,542,778	1.11%	-0.56% to -1.26%
2010	0.95% to 1.65%	46,193	9.68 to 8.97	2,789,416	0.75%	11.70% to 10.91%
2009	0.95% to 1.65%	51,653	8.66 to 8.09	2,707,092	1.18%	24.62% to 23.74%
2008	0.95% to 1.65%	51,448	6.95 to 6.54	2,250,187	1.44%	-42.07% to -42.48%
Government Bond Fund - Institutional Service Class (NGBF)
2012	0.95% to 1.90%	192,258	18.57 to 16.44	3,791,513	2.03%	2.69% to 1.70%
2011	0.95% to 1.90%	187,137	18.08 to 16.16	3,554,137	2.77%	6.30% to 5.28%
2010	0.95% to 1.90%	212,672	17.01 to 15.35	3,770,750	2.86%	3.96% to 2.96%
2009	0.95% to 1.90%	244,555	16.36 to 14.91	4,180,833	3.73%	2.47% to 1.49%
2008	0.95% to 1.90%	240,841	15.97 to 14.69	4,052,977	4.16%	6.96% to 5.94%
Nationwide Growth Fund - Institutional Class (NGF)
2012	0.95% to 1.45%	10,666	7.29 to 6.83	326,783	0.56%	12.17% to 11.61%
2011	0.95% to 1.45%	11,617	6.50 to 6.12	364,967	0.00%	-2.72% to -3.21%
2010	0.95% to 1.45%	12,752	6.68 to 6.33	444,748	0.08%	20.63% to 20.02%
2009	0.95% to 1.45%	13,029	5.54 to 5.27	387,412	0.30%	31.89% to 31.22%
2008	0.95% to 1.45%	14,627	4.20 to 4.02	347,429	0.35%	-39.29% to -39.59%
International Index Fund - Class A (NIIXA)
2012	1.10% to 1.45%	492	11.28 to 10.80	5,493	2.54%	16.73% to 16.32%
2011	1.10% to 1.45%	648	9.66 to 9.28	6,158	2.06%	-14.07% to -14.38%
2010	1.10% to 1.45%	1,477	11.24 to 10.84	16,387	2.33%	6.29% to 5.92%
2009	1.10% to 1.90%	1,611	10.58 to 9.81	16,826	2.89%	27.29% to 26.26%
2008	1.10% to 1.90%	1,612	8.31 to 7.77	13,236	3.10%	-43.05% to -43.51%
Investor Destinations Aggressive Fund - Service Class (IDAS)
2012	0.95% to 1.65%	119,470	12.52 to 11.48	1,436,962	1.82%	14.86% to 14.04%
2011	0.95% to 1.65%	130,269	10.90 to 10.07	1,370,187	1.36%	-5.01% to -5.68%
2010	0.95% to 1.65%	146,892	11.48 to 10.67	1,635,176	1.46%	13.48% to 12.68%
2009	0.95% to 1.65%	166,944	10.12 to 9.47	1,646,518	1.86%	26.06% to 25.17%
2008	0.95% to 1.65%	170,493	8.02 to 7.57	1,341,167	1.97%	-37.37% to -37.82%
Investor Destinations Conservative Fund - Service Class (IDCS)
2012	0.95% to 1.60%	66,093	13.97 to 12.89	896,075	1.79%	4.08% to 3.39%
2011	0.95% to 1.60%	82,979	13.42 to 12.47	1,085,216	1.77%	1.91% to 1.24%
2010	0.95% to 1.60%	127,050	13.17 to 12.31	1,642,995	1.79%	4.86% to 4.17%
2009	0.95% to 1.60%	212,475	12.56 to 11.82	2,640,623	2.57%	7.78% to 7.07%
2008	0.95% to 1.60%	148,614	11.66 to 11.04	1,708,765	2.84%	-7.07% to -7.68%
Investor Destinations Moderate Fund - Service Class (IDMS)
2012	0.95% to 1.90%	366,259	13.64 to 12.12	4,826,998	1.75%	9.90% to 8.84%
2011	0.95% to 1.90%	400,899	12.41 to 11.13	4,824,358	1.61%	-1.05% to -1.99%
2010	0.95% to 1.90%	434,421	12.54 to 11.36	5,299,735	1.76%	9.68% to 8.63%
2009	0.95% to 1.90%	481,308	11.43 to 10.46	5,384,082	2.24%	17.94% to 16.81%
2008	0.95% to 1.90%	589,087	9.69 to 8.95	5,605,638	2.47%	-23.90% to -24.63%
Investor Destinations Moderately Aggressive Fund - Service Class (IDMAS)
2012	0.95% to 1.90%	267,649	13.19 to 11.72	3,405,974	1.81%	12.73% to 11.64%
2011	0.95% to 1.90%	319,033	11.70 to 10.50	3,622,528	1.48%	-3.12% to -4.05%
2010	0.95% to 1.90%	356,351	12.08 to 10.94	4,193,939	1.69%	11.72% to 10.65%
2009	0.95% to 1.90%	378,369	10.81 to 9.89	3,994,416	2.10%	23.09% to 21.91%
2008	0.95% to 1.90%	376,422	8.78 to 8.11	3,238,223	2.24%	-31.96% to -32.62%
Investor Destinations Moderately Conservative Fund - Service Class (IDMCS)
2012	0.95% to 1.60%	98,732	14.16 to 13.06	1,350,787	1.86%	7.08% to 6.37%
2011	0.95% to 1.60%	105,880	13.22 to 12.28	1,358,685	1.74%	0.99% to 0.33%
2010	0.95% to 1.60%	119,444	13.09 to 12.24	1,524,417	1.94%	7.40% to 6.70%
2009	0.95% to 1.60%	127,996	12.19 to 11.47	1,528,543	2.39%	13.23% to 12.49%
2008	0.95% to 1.60%	148,381	10.77 to 10.20	1,568,784	2.71%	-15.80% to -16.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Market Index Fund - Class A (NMCIXA)
2012	0.95% to 1.65%	42,441	$ 18.35 to $ 16.83	$753,058	0.86%	16.07% to 15.25%
2011	0.95% to 1.65%	56,719	15.81 to 14.60	871,695	0.55%	-3.73% to -4.41%
2010	0.95% to 1.65%	63,048	16.42 to 15.27	1,011,201	0.77%	24.66% to 23.78%
2009	0.95% to 1.75%	72,630	13.18 to 12.22	937,685	0.87%	35.23% to 34.14%
2008	0.95% to 1.90%	79,224	9.74 to 9.00	758,642	0.77%	-37.33% to -37.93%
Money Market Fund - Prime Shares (MMF)
2012	1.30%	364,519	23.74 to 30.08	8,658,809	0.00%	-1.30%
2011	1.30%	351,137	24.05 to 30.48	8,451,515	0.00%	-1.30%
2010	1.30%	364,267	24.37 to 30.88	8,886,266	0.00%	-1.30%
2009	1.30%	388,450	24.69 to 31.28	9,605,483	0.02%	-1.28%
2008	1.30%	441,677	25.01 to 31.49	11,061,920	2.09%	0.76%
Money Market Fund - Service Class (MMFR)
2012	0.95% to 1.90%	364,191	11.14 to 9.86	3,942,002	0.00%	-0.95% to -1.91%
2011	0.95% to 1.90%	379,129	11.24 to 10.05	4,151,623	0.00%	-0.95% to -1.89%
2010	0.95% to 1.90%	404,615	11.35 to 10.24	4,484,839	0.00%	-0.95% to -1.90%
2009	0.95% to 1.90%	481,353	11.46 to 10.44	5,404,293	0.01%	-0.95% to -1.90%
2008	0.95% to 1.90%	858,237	11.57 to 10.64	9,814,845	1.95%	1.03% to 0.07%
Nationwide Growth Fund - Class A (NGFA)
2012	0.95% to 1.45%	32,183	14.72 to 14.06	460,749	0.32%	11.87% to 11.30%
2011	0.95% to 1.45%	32,512	13.16 to 12.63	417,301	0.00%	-2.89% to -3.38%
2010	0.95% to 1.45%	37,104	13.55 to 13.07	491,695	0.00%	20.28% to 19.67%
2009	0.95% to 1.45%	34,957	11.26 to 10.92	386,496	0.11%	31.33% to 30.67%
2008	0.95% to 1.45%	36,305	8.58 to 8.36	306,674	0.16%	-39.45% to -39.75%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	1.30%	92,312	13.77	1,270,859	1.60%	14.39%
2011	1.30%	94,736	12.03	1,140,129	1.77%	-5.18%
2010	1.30%	120,224	12.69	1,525,879	1.65%	13.14%
2009	1.30%	127,979	11.22	1,435,666	1.06%	25.55%
2008	1.30%	105,894	8.93	946,155	2.15%	-37.67%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	1.30%	31,472	12.65	398,051	1.96%	3.81%
2011	1.30%	26,297	12.18	320,407	2.28%	1.60%
2010	1.30%	18,103	11.99	217,106	2.48%	4.52%
2009	1.30%	26,698	11.47	306,349	1.81%	7.67%
2008	1.30%	11,637	10.66	124,022	3.40%	-7.24%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	0.95% to 1.45%	173,919	14.28 to 14.01	2,357,754	1.49%	9.76% to 9.20%
2011	0.95% to 1.45%	188,919	13.01 to 12.83	2,340,885	2.13%	-0.99% to -1.49%
2010	0.95% to 1.60%	183,117	13.14 to 12.99	2,302,891	1.93%	9.86% to 9.14%
2009	0.95% to 1.60%	151,279	11.96 to 11.90	1,737,400	1.52%	19.58% to 19.04%	****
2008	1.30%	118,611	9.73	1,153,663	2.78%	-24.19%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	1.30%	204,481	13.83	2,827,149	1.63%	12.28%
2011	1.30%	222,295	12.31	2,737,353	2.02%	-3.40%
2010	1.30%	210,735	12.75	2,686,238	1.82%	11.37%
2009	1.30%	190,707	11.45	2,182,798	1.31%	22.78%
2008	1.30%	176,763	9.32	1,647,885	2.48%	-32.28%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	1.30%	68,753	13.29	913,706	1.72%	6.63%
2011	1.30%	64,339	12.46	801,865	2.27%	0.74%
2010	1.30%	58,117	12.37	719,009	2.04%	7.11%
2009	1.30%	42,401	11.55	489,770	1.72%	13.07%
2008	1.30%	39,270	10.22	401,164	3.27%	-16.15%
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	1.20% to 1.45%	12,862	9.36 to 9.25	119,893	0.39%	14.13% to 13.84%
2011	1.10% to 1.45%	12,851	8.23 to 8.13	105,080	1.26%	-10.62% to -10.93%
2010	1.10% to 1.45%	8,906	9.21 to 9.12	81,599	0.83%	12.55% to 12.16%
2009	1.00% to 1.45%	5,179	8.20 to 8.14	42,321	1.08%	34.75% to 34.13%
2008	1.00% to 1.30%	5,488	6.08 to 6.07	33,359	0.00%	-39.17% to -39.29%	****
S&P 500 Index Fund - Service Class (NIXR)
2012	0.95% to 2.05%	245,704	10.14 to 8.80	2,572,395	1.63%	14.24% to 12.97%
2011	0.95% to 2.05%	250,592	8.87 to 7.79	2,289,393	1.42%	0.51% to -0.61%
2010	0.95% to 2.05%	287,834	8.83 to 7.84	2,633,472	1.47%	13.30% to 12.05%
2009	0.95% to 2.05%	286,683	7.79 to 6.99	2,307,596	1.95%	24.77% to 23.38%
2008	0.95% to 2.05%	316,384	6.25 to 5.67	2,031,180	1.61%	-38.05% to -38.74%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Index Fund - Class A (NSCIXA)
2012	0.95% to 1.65%	31,779	$ 16.15 to $ 14.80	$495,237	1.32%	14.79% to 13.98%
2011	0.95% to 1.65%	40,467	14.07 to 12.99	552,169	0.56%	-5.56% to -6.23%
2010	0.95% to 1.65%	50,675	14.89 to 13.85	735,314	0.89%	25.20% to 24.32%
2009	0.95% to 1.65%	56,625	11.90 to 11.14	659,475	0.71%	25.14% to 24.25%
2008	0.95% to 1.65%	68,434	9.51 to 8.97	639,017	0.70%	-34.70% to -35.17%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2012	0.95% to 1.35%	7,878	14.01 to 13.81	108,981	2.92%	18.43% to 17.95%
2011	1.20% to 1.35%	5,976	11.75 to 11.71	70,042	3.12%	-13.48% to -13.61%
2010	1.20% to 1.40%	4,737	13.59 to 13.54	64,230	2.18%	5.07% to 4.86%
2009	1.20% to 1.45%	4,132	12.93 to 12.91	53,391	1.28%	29.30% to 29.08%	****
Genesis Fund - Trust Class (NBGST)
2012	0.95% to 1.90%	262,029	32.26 to 28.55	8,380,160	0.20%	8.77% to 7.73%
2011	0.95% to 1.90%	307,263	29.66 to 26.50	9,065,232	0.93%	3.61% to 2.62%
2010	0.95% to 1.90%	351,590	28.62 to 25.83	10,053,937	0.00%	20.22% to 19.07%
2009	0.95% to 1.90%	431,654	23.81 to 21.69	10,288,233	0.00%	25.05% to 23.85%
2008	0.95% to 1.90%	506,634	19.04 to 17.51	9,690,345	0.00%	-33.49% to -34.13%
Guardian Fund - Investor Class (NBGF)
2012	1.30%	56,334	24.29	1,368,345	1.19%	11.34%
2011	1.30%	64,271	21.82	1,402,100	0.65%	-4.19%
2010	1.30%	69,743	22.77	1,588,094	0.36%	17.96%
2009	1.30%	78,552	19.30	1,516,365	0.54%	28.52%
2008	1.30%	93,599	15.02	1,405,916	0.39%	-39.02%
Guardian Fund - Trust Class (NBGT)
2012	0.95% to 1.45%	13,312	13.09 to 12.28	169,485	1.51%	11.53% to 10.97%
2011	0.95% to 1.45%	13,785	11.74 to 11.06	157,809	0.82%	-3.97% to -4.45%
2010	0.95% to 1.45%	13,494	12.22 to 11.58	160,899	0.37%	18.23% to 17.64%
2009	0.95% to 1.45%	14,316	10.34 to 9.84	144,646	0.59%	28.57% to 27.92%
2008	0.95% to 1.45%	15,586	8.04 to 7.69	122,622	0.34%	-38.86% to -39.17%
Large Cap Value Fund: Investor Class (PF)
2012	1.30%	75,068	35.07	2,632,946	1.26%	15.43%
2011	1.30%	90,001	30.39	2,734,688	0.39%	-12.42%
2010	1.30%	107,237	34.69	3,720,403	0.13%	13.90%
2009	1.30%	115,319	30.46	3,512,455	0.67%	54.07%
2008	1.30%	124,626	19.77	2,463,697	0.30%	-52.61%
Large Cap Value Fund: Trust Class (NBPT)
2012	0.95% to 1.90%	12,655	13.84 to 12.25	170,621	1.14%	15.70% to 14.58%
2011	0.95% to 1.90%	17,875	11.96 to 10.69	210,308	0.20%	-12.30% to -13.14%
2010	0.95% to 1.90%	21,075	13.64 to 12.31	283,156	0.01%	14.10% to 13.01%
2009	0.95% to 1.90%	22,103	11.95 to 10.89	260,739	0.73%	54.37% to 52.89%
2008	0.95% to 1.90%	25,492	7.74 to 7.12	194,979	0.27%	-52.52% to -52.98%
Short Duration Bond Fund - Investor Class (NLMB)
2012	1.30%	47,472	15.16	719,633	2.03%	2.92%
2011	1.30%	46,949	14.73	691,497	2.74%	-0.59%
2010	1.30%	50,426	14.82	747,087	3.28%	4.59%
2009	1.30%	51,020	14.17	722,722	4.97%	11.88%
2008	1.30%	59,145	12.66	748,858	5.17%	-17.13%
Socially Responsive Fund - Trust Class (NBSRT)
2012	0.95% to 1.50%	71,799	14.47 to 13.79	1,016,158	0.84%	9.74% to 9.13%
2011	0.95% to 1.50%	85,393	13.19 to 12.64	1,105,899	0.59%	-3.97% to -4.50%
2010	0.95% to 1.50%	91,353	13.73 to 13.23	1,236,454	0.17%	21.40% to 20.72%
2009	0.95% to 1.50%	91,835	11.31 to 10.96	1,027,469	0.40%	29.10% to 28.39%
2008	0.95% to 1.50%	101,361	8.76 to 8.54	881,359	0.44%	-39.48% to -39.82%
Oppenheimer Capital Appreciation Fund - Class A (OCAF)
2012	0.95% to 1.80%	110,486	8.75 to 7.87	939,343	0.56%	12.61% to 11.64%
2011	0.95% to 1.80%	147,006	7.77 to 7.05	1,117,282	0.16%	-2.51% to -3.34%
2010	0.95% to 1.80%	177,028	7.97 to 7.30	1,384,023	0.00%	8.11% to 7.18%
2009	0.95% to 1.80%	204,982	7.37 to 6.81	1,484,634	0.00%	42.22% to 41.00%
2008	0.95% to 1.80%	216,105	5.18 to 4.83	1,103,293	0.00%	-46.41% to -46.87%
Oppenheimer Global Fund - Class A (OGF)
2012	0.95% to 1.90%	114,778	14.62 to 12.94	4,154,982	0.99%	19.60% to 18.45%
2011	0.95% to 1.90%	134,697	12.23 to 10.93	4,119,651	1.61%	-9.56% to -10.43%
2010	0.95% to 1.90%	159,326	13.52 to 12.20	5,405,188	0.84%	14.58% to 13.48%
2009	0.95% to 1.90%	204,845	11.80 to 10.75	5,832,080	0.60%	37.88% to 36.56%
2008	0.95% to 1.90%	239,483	8.56 to 7.87	4,879,638	1.38%	-41.59% to -42.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund - Class A (OSI)
2012	0.95% to 1.60%	99,234	$ 21.26 to $ 19.61	$2,076,433	5.70%	12.41% to 11.67%
2011	0.95% to 1.60%	65,655	18.91 to 17.56	1,218,033	6.11%	-0.07% to -0.72%
2010	0.95% to 1.60%	97,222	18.92 to 17.69	1,817,449	6.47%	14.86% to 14.10%
2009	0.95% to 1.60%	62,556	16.47 to 15.50	1,011,659	6.74%	20.93% to 20.14%
2008	0.95% to 1.60%	52,611	13.62 to 12.90	702,172	5.71%	-17.30% to -17.84%
PIMCO Total Return Fund - Class A (PMTRA)
2012	0.95% to 1.80%	157,933	20.52 to 18.47	3,136,611	3.78%	8.89% to 7.96%
2011	0.95% to 1.80%	174,563	18.85 to 17.11	3,198,201	3.47%	2.76% to 1.88%
2010	0.95% to 1.80%	231,006	18.34 to 16.79	4,147,110	2.67%	7.33% to 6.41%
2009	0.95% to 1.80%	241,882	17.09 to 15.78	4,057,102	5.14%	12.24% to 11.28%
2008	0.95% to 1.80%	270,552	15.22 to 14.18	4,056,734	4.67%	3.21% to 2.32%
VP International Fund - Class IV (ACVI4)
2012	0.95% to 1.65%	96,679	15.38 to 14.46	1,443,632	0.72%	19.85% to 19.01%
2011	0.95% to 1.65%	115,080	12.83 to 12.15	1,439,054	1.21%	-13.02% to -13.64%
2010	0.95% to 1.65%	123,221	14.75 to 14.07	1,778,071	2.27%	12.06% to 11.27%
2009	0.95% to 1.65%	145,746	13.17 to 12.65	1,885,079	2.03%	32.36% to 31.42%
2008	0.95% to 1.65%	166,730	9.95 to 9.62	1,636,083	0.64%	-45.47% to -45.86%
Capital & Income Fund (FCI)
2012	1.30%	3,635	118.57	431,016	5.56%	14.90%
2011	1.30%	4,043	103.20	417,231	5.94%	-3.18%
2010	1.30%	4,434	106.59	472,618	6.92%	15.61%
2009	1.30%	4,474	92.20	412,496	8.24%	69.91%
2008	1.30%	4,633	54.26	251,407	7.46%	-32.79%
Equity-Income Fund (FEI)
2012	1.30%	48,465	108.44	5,255,711	2.89%	15.71%
2011	1.30%	53,403	93.72	5,005,078	1.99%	-5.92%
2010	1.30%	57,518	99.62	5,729,677	1.82%	13.63%
2009	1.30%	61,956	87.66	5,431,364	2.08%	27.85%
2008	1.30%	70,057	68.57	4,803,660	2.11%	-42.40%
High Income Portfolio - Initial Class (FHIP)
2012	1.30%	542	36.45	19,753	5.47%	12.74%
2011	1.30%	870	32.33	28,124	6.94%	2.68%
2010	1.30%	870	31.48	27,390	7.93%	12.34%
2009	1.30%	871	28.02	24,408	8.31%	42.09%
2008	1.30%	872	19.72	17,198	9.00%	-25.96%
Magellan Fund (FMG)
2012	1.30%	218,594	28.26	6,177,252	1.36%	16.45%
2011	1.30%	242,476	24.27	5,884,062	0.55%	-12.70%
2010	1.30%	280,361	27.80	7,793,238	0.80%	10.95%
2009	1.30%	317,718	25.05	7,960,286	0.66%	39.30%
2008	1.30%	340,576	17.99	6,125,802	0.14%	-50.06%
Puritan Fund (FPR)
2012	1.30%	132,343	38.23	5,058,816	1.83%	12.30%
2011	1.30%	144,530	34.04	4,919,416	1.85%	-0.63%
2010	1.30%	162,391	34.25	5,562,637	2.25%	12.56%
2009	1.30%	174,283	30.43	5,303,824	2.92%	25.04%
2008	1.30%	192,799	24.34	4,692,229	2.78%	-30.08%
VIP Overseas Portfolio - Service Class 2 R (FO2R)
2012	0.95% to 1.65%	119,109	13.33 to 12.54	1,543,414	1.70%	19.30% to 18.46%
2011	0.95% to 1.65%	130,332	11.17 to 10.58	1,421,543	1.13%	-18.17% to -18.75%
2010	0.95% to 1.65%	156,507	13.65 to 13.02	2,098,261	1.22%	11.75% to 10.97%
2009	0.95% to 1.65%	175,129	12.22 to 11.74	2,106,532	1.99%	25.00% to 24.12%
2008	0.95% to 1.65%	192,827	9.77 to 9.46	1,861,786	2.31%	-44.48% to -44.87%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2012	0.95% to 1.65%	170,387	15.48 to 14.56	2,565,261	3.01%	17.18% to 16.35%
2011	0.95% to 1.65%	175,889	13.21 to 12.52	2,267,853	1.67%	-11.53% to -12.15%
2010	0.95% to 1.65%	195,587	14.94 to 14.25	2,859,903	1.77%	7.38% to 6.62%
2009	0.95% to 1.65%	231,595	13.91 to 13.36	3,163,292	3.39%	35.89% to 34.93%
2008	0.95% to 1.65%	243,351	10.24 to 9.90	2,453,939	2.52%	-40.96% to -41.38%
Global Securities Fund/VA - Class 4 (OVGS4)
2012	0.95% to 1.90%	298,933	16.20 to 14.90	4,712,644	1.83%	19.80% to 18.65%
2011	0.95% to 1.90%	361,436	13.52 to 12.56	4,779,432	1.04%	-9.36% to -10.23%
2010	0.95% to 1.90%	377,372	14.92 to 13.99	5,522,913	1.24%	14.57% to 13.47%
2009	0.95% to 1.90%	418,147	13.02 to 12.33	5,359,597	1.84%	38.06% to 36.73%
2008	0.95% to 1.90%	450,764	9.43 to 9.02	4,198,500	1.28%	-40.91% to -41.48%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Voyager Fund - Class A (PVF)
2012	0.95% to 1.50%	13,414	$ 15.51 to $ 14.70	$204,498	1.12%	13.30% to 12.67%
2011	0.95% to 1.50%	16,236	13.69 to 13.05	218,814	0.00%	-18.54% to -18.99%
2010	0.95% to 1.60%	14,066	16.81 to 15.98	232,746	0.43%	19.46% to 18.68%
2009	0.95% to 1.60%	11,311	14.07 to 13.47	157,004	1.79%	62.42% to 61.36%
2008	0.95% to 1.50%	5,382	8.66 to 8.39	46,036	0.00%	-37.58% to -37.93%
Dynamics Fund - Investor Class (IDF)
2012	0.95% to 1.65%	287,119	7.78 to 7.11	3,399,521	0.93%	11.83% to 11.04%
2011	0.95% to 1.65%	355,806	6.96 to 6.40	3,663,275	2.68%	-5.31% to -5.97%
2010	0.95% to 1.65%	356,879	7.35 to 6.81	3,933,835	0.00%	22.29% to 21.43%
2009	0.95% to 1.65%	414,502	6.01 to 5.61	3,660,750	0.00%	41.51% to 40.51%
2008	0.95% to 1.65%	466,348	4.25 to 3.99	2,857,187	0.00%	-47.57% to -47.94%
Putnam International Equity Fund - Class A (PUIGA)
2012	1.45% to 1.50%	265	15.77 to 15.69	4,179	1.05%	19.96% to 19.90%
2011	1.45% to 1.50%	265	13.15 to 13.09	3,484	4.87%	-16.76% to -16.80%
2010	1.45% to 1.50%	265	15.79 to 15.73	4,185	2.24%	8.50% to 8.44%
2009	1.45% to 1.50%	265	14.56 to 14.51	3,857	2.66%	23.45% to 23.39%
2008	1.45% to 1.50%	265	11.79 to 11.76	3,125	0.00%	-45.64% to -45.67%
Virtus Balanced Fund - Class A (PBF)
2012	1.30%	39,829	24.71	984,015	1.35%	10.63%
2011	1.30%	32,704	22.33	730,325	1.61%	0.16%
2010	1.30%	30,840	22.29	687,576	1.77%	10.37%
2009	1.30%	33,587	20.20	678,463	2.50%	21.77%
2008	1.30%	32,819	16.59	544,406	2.82%	-26.81%
Advisors Small Cap Fund - Class A (WRASCA)
2012	0.95% to 1.60%	30,231	21.53 to 20.20	638,151	0.00%	14.07% to 13.32%
2011	0.95% to 1.60%	39,469	18.87 to 17.83	733,794	0.00%	-6.39% to -7.00%
2010	0.95% to 1.60%	36,223	20.16 to 19.17	719,153	0.00%	34.65% to 33.77%
2009	0.95% to 1.60%	17,748	14.97 to 14.33	261,564	0.00%	41.61% to 40.68%
2008	0.95% to 1.60%	16,298	10.57 to 10.19	169,941	0.00%	-38.30% to -38.70%
Advantage Common Stock Fund - Investor Class (SCS)
2012	0.95% to 1.90%	95,925	19.51 to 17.27	2,347,964	0.00%	17.15% to 16.03%
2011	0.95% to 1.90%	110,822	16.66 to 14.88	2,298,734	0.00%	-3.40% to -4.33%
2010	0.95% to 1.90%	129,509	17.24 to 15.56	2,797,735	0.00%	23.71% to 22.52%
2009	0.95% to 1.90%	147,479	13.94 to 12.70	2,542,019	0.13%	39.94% to 38.60%
2008	0.95% to 1.90%	175,388	9.96 to 9.16	2,153,047	0.00%	-35.54% to -36.16%
Advantage Funds(R) - Enterprise Fund - Investor Class (SE)
2012	0.95% to 1.50%	12,484	12.29 to 12.20	152,765	0.00%	14.36% to 13.73%
2011	0.95% to 1.50%	17,678	10.74 to 10.72	189,679	0.00%	7.44% to 7.23%	****
Advantage Growth Fund - Investor Class (SGR)
2012	0.95% to 1.50%	46,200	21.35 to 20.29	963,531	0.00%	15.45% to 14.81%
2011	0.95% to 1.50%	52,250	18.49 to 17.67	946,938	0.00%	6.86% to 6.27%
2010	0.95% to 1.50%	38,693	17.31 to 16.63	655,129	0.00%	24.95% to 24.25%
2009	0.95% to 1.50%	39,201	13.85 to 13.38	532,935	0.00%	45.93% to 45.12%
2008	0.95% to 1.60%	46,687	9.49 to 9.17	437,411	0.00%	-41.02% to -41.40%
Advantage - Large Cap Core - Investor Class (WFLCCI)
2012	0.95% to 1.45%	3,176	13.36 to 13.20	42,214	0.34%	15.46% to 14.88%
2011	0.95% to 1.60%	8,506	11.57 to 11.46	98,073	0.52%	-1.07% to -1.72%
2010	0.95% to 1.60%	9,306	11.70 to 11.66	108,736	0.37%	16.98% to 16.63%	****
Advantage Large Cap Growth Fund - Investor Class (STR)
2012	1.30%	55,062	30.14	1,659,528	0.00%	11.03%
2011	1.30%	54,404	27.15	1,476,856	0.00%	1.56%
2010	1.30%	59,749	26.73	1,596,983	0.00%	15.24%
2009	1.30%	63,733	23.19	1,478,149	0.08%	34.69%
2008	1.30%	61,544	17.22	1,059,719	0.00%	-39.62%
Equity Value Fund - Administrative Class (WFEVAD)
2012	1.30%	55,010	12.01	660,879	1.51%	15.68%
2011	1.30%	63,766	10.39	662,236	0.49%	3.85%	****
Emerging Leaders Fund (obsolete) (DEL)
2010	1.20% to 1.25%	1,007	10.35 to 10.29	10,409	0.02%	27.34% to 27.28%
2009	1.20% to 1.25%	1,006	8.13 to 8.09	8,159	0.21%	20.37% to 20.31%
2008	1.20% to 1.25%	1,006	6.75 to 6.72	6,779	0.31%	-40.12% to -40.15%
Champion Income Fund - Class A (obsolete) (OCHI)
2011	0.95% to 1.45%	112,498	3.66 to 3.50	410,080	7.92%	-3.34% to -3.82%
2010	0.95% to 1.45%	16,640	3.79 to 3.64	61,231	9.74%	12.73% to 12.16%
2009	0.95% to 1.45%	21,838	3.36 to 3.25	71,469	10.01%	19.15% to 18.55%
2008	0.95% to 1.45%	20,984	2.82 to 2.74	58,206	9.04%	-78.71% to -78.82%
Advantage Funds(R) - Large Company Core Fund - Investor Class (obsolete) (SGI)
2009	0.95% to 1.60%	17,526	6.62 to 6.23	113,643	0.53%	37.61% to 36.70%
2008	0.95% to 1.60%	20,927	4.81 to 4.56	98,538	0.89%	-39.88% to -40.27%

(Continued)

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds(R) - Mid Cap Growth Fund - Investor Class (obsolete) (WFMCGZ)
2010	0.95% to 1.50%	14,359	$ 14.66 to $ 14.20	$206,183	0.00%	19.69% to 19.03%
2009	0.95% to 1.50%	23,273	12.24 to 11.93	281,446	0.00%	52.55% to 51.70%
2008	0.95% to 1.50%	21,653	8.03 to 7.86	172,174	0.00%	-45.52% to -45.82%
Basic Balanced Fund - Investor Class (obsolete) (ABBLI)
2010	0.95% to 2.05%	10,213	9.90 to 9.31	99,144	1.19%	6.81% to 5.62%
2009	0.95% to 2.05%	14,367	9.27 to 8.82	131,483	1.90%	33.47% to 31.98%
2008	0.95% to 2.05%	9,970	6.94 to 6.68	68,314	3.27%	-39.30% to -39.98%
Delchester Fund - Institutional Class (obsolete) (DBF)
2008	1.30%	30,808	12.48	384,544	8.47%	-27.19%
Equity Income Fund - Class I (obsolete) (EIG)
2010	1.30%	28,914	25.65	741,586	1.06%	12.30%
2009	1.30%	30,885	22.84	705,382	1.27%	24.68%
2008	1.30%	32,482	18.32	594,984	1.63%	-35.63%
Global Fixed Income Fund - Common Class (obsolete) (WPGF)
2008	1.30%	55,748	15.57	868,048	7.28%	-0.55%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 1.50%	17,226	9.17 to 8.80	154,660	2.77%	-26.26% to -26.67%
Janus Adviser Series - Balanced Fund - Class S (obsolete) (JABR)
2008	0.95% to 1.65%	109,127	11.08 to 10.45	1,192,486	2.09%	-15.63% to -16.22%
Janus Adviser Series - International Growth Fund - Class S (obsolete) (JAIGR)
2008	1.20% to 1.50%	4,368	9.21 to 8.98	40,083	3.43%	-49.63% to -49.78%
Janus Adviser Series - Worldwide Fund - Class S (obsolete) (JAWGR)
2008	0.95% to 1.90%	52,632	4.60 to 4.24	236,991	0.57%	-45.23% to -45.75%
Large Cap Blend Fund - Common Class (obsolete) (CSLCBC)
2010	1.30%	153,595	10.62	1,631,092	0.31%	6.19%	****
Mid-Cap Core Fund - Common Class (obsolete) (WPEG)
2009	1.30%	108,609	14.06	1,527,404	0.76%	33.80%
2008	1.30%	118,749	10.51	1,248,174	0.72%	-38.99%
Nationwide Large Cap Value Fund - Class A (obsolete) (PRLVA)
2010	0.95% to 1.65%	109,173	13.84 to 12.83	1,442,584	0.59%	11.20% to 10.41%
2009	0.95% to 1.65%	122,770	12.45 to 11.62	1,463,405	1.25%	17.39% to 16.56%
2008	0.95% to 1.65%	138,197	10.60 to 9.97	1,413,338	1.47%	-34.78% to -35.24%
Value Opportunities Fund - Class A (obsolete) (NVOA)
2008	0.95% to 1.60%	13,461	10.12 to 9.58	134,464	0.22%	-36.46% to -36.87%
Van Kampen Real Estate Securities Fund - Class A (obsolete) (VKRES)
2010	0.95% to 1.90%	43,139	21.27 to 19.76	900,144	1.13%	23.57% to 22.38%
2009	0.95% to 1.90%	52,866	17.22 to 16.14	896,072	1.75%	27.29% to 26.07%
2008	0.95% to 1.90%	62,570	13.53 to 12.81	837,040	1.46%	-39.22% to -39.81%

2012	Reserves for annuity contracts in payout phase:			1,201
2012	Contract owners equity:			$199,400,854
2011	Reserves for annuity contracts in payout phase:			1,138
2011	Contract owners equity:			$195,852,523
2010	Reserves for annuity contracts in payout phase:			1,327
2010	Contract owners equity:			$225,817,512
2009	Reserves for annuity contracts in payout phase:			44,895
2009	Contract owners equity:			$226,799,748
2008	Reserves for annuity contracts in payout phase:			36,699
2008	Contract owners equity:			$197,657,447

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.